UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Income Fund

SEMIANNUAL REPORT

July 31, 2011

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy — Independent	8.7%
Broadcasting	6.0%
Medical & Health Technology & Services	5.5%
Utilities — Electric Power	4.9%
Telecommunications — Wireless	4.7%

Composition including fixed income credit quality (a)(i)
AAA (o)	0.0%
A	1.1%
BBB	4.5%
BB	28.8%
B	43.6%
CCC	13.6%
CC	0.9%
C	0.2%
D	0.3%
Not Rated	(0.1)%
Non-Fixed Income	2.0%
Cash & Other	5.1%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	7.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash and Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/11	Ending Account Value 7/31/11	Expenses Paid During Period (p) 2/01/11-7/31/11
A	Actual	0.91%	$1,000.00	$1,028.62	$4.58
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.66%	$1,000.00	$1,024.80	$8.33
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
C	Actual	1.66%	$1,000.00	$1,027.75	$8.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
I	Actual	0.66%	$1,000.00	$1,029.88	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
R1	Actual	1.66%	$1,000.00	$1,027.75	$8.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.56	$8.30
R2	Actual	1.16%	$1,000.00	$1,027.39	$5.83
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
R3	Actual	0.92%	$1,000.00	$1,028.62	$4.63
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R4	Actual	0.66%	$1,000.00	$1,029.95	$3.32
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
529A	Actual	1.01%	$1,000.00	$1,028.15	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
529B	Actual	1.76%	$1,000.00	$1,024.33	$8.83
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
529C	Actual	1.75%	$1,000.00	$1,027.24	$8.80
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.97% ,1.72% and 1.71% for Classes 529A, 529B and 529C, respectively; the actual expenses paid during the period would have been approximately $4.88, $8.63 and $8.60 for Classes 529A, 529B, and 529C respectively; and the hypothetical expenses paid during the period would have been approximately $4.86, $8.60 and $8.55 for Classes 529A, 529B and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

7/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.5%
Issuer	Shares/Par		Value ($)

Aerospace - 1.9%
BE Aerospace, Inc., 8.5%, 2018		$2,565,000	$2,831,081
Bombardier, Inc., 7.5%, 2018 (n)		4,875,000	5,460,000
Bombardier, Inc., 7.75%, 2020 (n)		1,570,000	1,766,250
CPI International Acquisition, Inc., 8%, 2018 (n)		3,135,000	2,978,250
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		3,398,000	2,548,500
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,885,000	2,518,958
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$2,560,000	2,643,200

			$20,746,239
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016		$1,155,000	$1,269,056
Hanesbrands, Inc., 6.375%, 2020		1,660,000	1,651,700
Phillips-Van Heusen Corp., 7.375%, 2020		3,840,000	4,137,600

			$7,058,356
Asset-Backed & Securitized - 1.4%
Airlie Ltd., CDO, FRN, 0%, 2011 (a)(p)(z)		$2,536,883	$1,065,491
Anthracite Ltd., CDO, 6%, 2037 (z)		5,148,000	2,316,600
Babson Ltd., CLO, “D”, FRN, 1.749%, 2018 (n)		2,385,000	1,776,825
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		2,948,120	1,734,682
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,160,541	23,211
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050 (z)		627,686	12,554
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.753%, 2050 (z)		1,951,674	39,033
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)		7,665,033	606,304
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,416,075
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		2,359,469	2,335,874
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.059%, 2051		2,285,000	1,611,487
LB Commercial Conduit Mortgage Trust, FRN, 0.882%, 2030 (i)		8,954,379	180,878
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		13,055,765	359,034
Wachovia Bank Commercial Mortgage Trust, FRN, 5.748%, 2047		1,738,692	702,982
Wachovia Credit, CDO, FRN, 1.596%, 2026 (z)		1,320,000	924,000

			$15,105,030
Automotive - 2.6%
Accuride Corp., 9.5%, 2018		$2,640,000	$2,818,200
Allison Transmission, Inc., 7.125%, 2019 (n)		2,040,000	1,999,200

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC, 8%, 2014	$1,965,000	$2,184,086
Ford Motor Credit Co. LLC, 12%, 2015	9,788,000	12,289,363
General Motors Financial Co., Inc., 6.75%, 2018 (n)	2,110,000	2,152,200
Goodyear Tire & Rubber Co., 10.5%, 2016	1,717,000	1,933,771
Jaguar Land Rover PLC, 7.75%, 2018 (n)	575,000	583,625
Jaguar Land Rover PLC, 8.125%, 2021 (n)	3,150,000	3,189,375

		$27,149,820
Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017	$3,435,000	$3,778,500

Broadcasting - 5.3%
Allbritton Communications Co., 8%, 2018	$2,440,000	$2,507,100
AMC Networks, Inc., 7.75%, 2021 (n)	2,010,000	2,115,525
Citadel Broadcasting Corp., 7.75%, 2018 (n)	510,000	548,888
Clear Channel Communications, Inc., 9%, 2021 (n)	1,175,000	1,110,375
EH Holding Corp., 7.625%, 2021 (n)	1,995,000	2,054,850
Entravision Communications Corp., 8.75%, 2017	780,000	815,100
Gray Television, Inc., 10.5%, 2015	795,000	824,813
Inmarsat Finance PLC, 7.375%, 2017 (n)	3,620,000	3,841,725
Intelsat Bermuda Ltd., 11.25%, 2017	2,585,000	2,765,950
Intelsat Jackson Holdings Ltd., 9.5%, 2016	9,610,000	10,102,513
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,995,000	2,124,675
Lamar Media Corp., 6.625%, 2015	2,080,000	2,108,600
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	1,132,813
Liberty Media Corp., 8.5%, 2029	2,610,000	2,596,950
Local TV Finance LLC, 9.25%, 2015 (p)(z)	4,266,123	4,255,458
Newport Television LLC, 13%, 2017 (n)(p)	1,218,295	1,181,492
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,410,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,694,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	510,000	539,325
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,775,000	2,081,188
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,127,575
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,950,000	2,067,000
Univision Communications, Inc., 6.875%, 2019 (n)	1,785,000	1,771,613
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,351,250
Univision Communications, Inc., 8.5%, 2021 (z)	805,000	796,950

		$55,926,078
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$2,170,000	$2,218,825
E*TRADE Financial Corp., 12.5%, 2017	3,335,000	3,985,325

		$6,204,150

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 2.1%
Associated Materials LLC, 9.125%, 2017		$800,000	$808,000
Building Materials Holding Corp., 6.875%, 2018 (n)		2,125,000	2,188,750
Building Materials Holding Corp., 7%, 2020 (n)		1,150,000	1,204,625
Building Materials Holding Corp., 6.75%, 2021 (n)		1,235,000	1,251,981
CEMEX Espana S.A., 9.25%, 2020		5,905,000	5,447,363
CEMEX S.A.B. de C.V., 9%, 2018 (n)		947,000	890,180
Masonite International Corp., 8.25%, 2021 (n)		1,215,000	1,224,113
Nortek, Inc., 10%, 2018 (n)		865,000	880,138
Nortek, Inc., 8.5%, 2021 (n)		2,950,000	2,750,875
Owens Corning, 9%, 2019		3,535,000	4,310,303
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)		1,230,000	1,251,525

			$22,207,853
Business Services - 1.0%
Ceridian Corp., 12.25%, 2015 (p)		$925,000	$952,750
iGate Corp., 9%, 2016 (z)		1,225,000	1,225,000
Interactive Data Corp., 10.25%, 2018		2,710,000	3,021,650
Iron Mountain, Inc., 8.375%, 2021		1,395,000	1,492,650
SunGard Data Systems, Inc., 10.25%, 2015		2,898,000	3,006,675
SunGard Data Systems, Inc., 7.375%, 2018		1,255,000	1,273,825

			$10,972,550
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$745,000	$772,938
Cablevision Systems Corp., 8.625%, 2017		1,955,000	2,160,275
CCH II LLC, 13.5%, 2016		2,925,000	3,451,500
CCO Holdings LLC, 7.875%, 2018		2,885,000	3,101,375
CCO Holdings LLC, 8.125%, 2020		5,905,000	6,480,738
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,776,463
CSC Holdings LLC, 8.5%, 2014		4,275,000	4,766,625
Insight Communications Co., Inc., 9.375%, 2018 (n)		2,430,000	2,633,513
Mediacom LLC, 9.125%, 2019		2,410,000	2,566,650
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	775,000	1,066,270
UPCB Finance III Ltd., 6.625%, 2020 (n)		$4,203,000	4,213,508
Videotron LTEE, 6.875%, 2014		1,127,000	1,139,679
Virgin Media Finance PLC, 9.5%, 2016		1,900,000	2,137,500
Virgin Media Finance PLC, 8.375%, 2019		1,295,000	1,447,163
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	1,365,000	2,005,499

			$39,719,696

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 3.7%
Celanese U.S. Holdings LLC, 6.625%, 2018	$4,155,000	$4,487,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	4,610,000	4,886,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	750,000	776,250
Huntsman International LLC, 8.625%, 2021	3,305,000	3,680,944
Lyondell Chemical Co., 8%, 2017 (n)	1,240,000	1,401,200
Lyondell Chemical Co., 11%, 2018	10,039,137	11,369,323
Momentive Performance Materials, Inc., 12.5%, 2014	3,765,000	4,085,025
Momentive Performance Materials, Inc., 11.5%, 2016	2,558,000	2,724,270
Polypore International, Inc., 7.5%, 2017	2,715,000	2,884,688
Solutia, Inc., 7.875%, 2020	2,325,000	2,534,250

		$38,829,950
Computer Software - 0.4%
Lawson Software, Inc., 11.5%, 2018 (z)	$2,585,000	$2,533,300
Syniverse Holdings, Inc., 9.125%, 2019 (n)	1,945,000	2,034,956

		$4,568,256
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (z)	$1,745,000	$1,792,988
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	3,815,000	4,177,425
Eagle Parent, Inc., 8.625%, 2019 (n)	1,595,000	1,531,200

		$7,501,613
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,775,000	$2,920,688
Dynacast International LLC, 9.25%, 2019 (z)	2,295,000	2,349,506
Griffon Corp., 7.125%, 2018 (n)	3,010,000	3,002,475
Pinafore LLC, 9%, 2018 (n)	4,960,000	5,418,800

		$13,691,469
Consumer Products - 1.3%
ACCO Brands Corp., 10.625%, 2015	$395,000	$440,919
Easton-Bell Sports, Inc., 9.75%, 2016	2,295,000	2,533,106
Elizabeth Arden, Inc., 7.375%, 2021	1,825,000	1,898,000
Jarden Corp., 7.5%, 2020	3,195,000	3,354,750
Libbey Glass, Inc., 10%, 2015	2,043,000	2,216,655
Visant Corp., 10%, 2017	3,205,000	3,313,169

		$13,756,599
Consumer Services - 1.1%
Realogy Corp., 10.5%, 2014	$720,000	$709,200
Realogy Corp., 11.5%, 2017	2,385,000	2,408,850
Service Corp. International, 6.75%, 2015	1,430,000	1,533,675

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 7%, 2017	$6,380,000	$6,922,300
Service Corp. International, 7%, 2019	115,000	122,763

		$11,696,788
Containers - 1.5%
Exopack Holding Corp., 10%, 2018 (z)	$1,535,000	$1,542,675
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	1,730,000	1,773,250
Greif, Inc., 6.75%, 2017	3,415,000	3,602,825
Greif, Inc., 7.75%, 2019	540,000	589,950
Owens-Illinois, Inc., 7.375%, 2016	1,760,000	1,922,800
Packaging Dynamics Corp., 8.75%, 2016 (z)	1,040,000	1,071,200
Reynolds Group, 8.5%, 2016 (n)	1,415,000	1,475,138
Reynolds Group, 7.125%, 2019 (n)	4,635,000	4,507,538

		$16,485,376
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 2018 (n)	$1,371,000	$1,408,703
ManTech International Corp., 7.25%, 2018	3,600,000	3,757,500
MOOG, Inc., 7.25%, 2018	1,365,000	1,450,313

		$6,616,516
Electrical Equipment - 0.1%
CommScope, Inc., 8.25%, 2019 (z)	$1,345,000	$1,398,800

Electronics - 1.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$1,225,000	$1,365,875
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	2,865,000	3,122,850
Freescale Semiconductor, Inc., 8.05%, 2020 (z)	2,430,000	2,448,225
Jabil Circuit, Inc., 7.75%, 2016	2,532,000	2,835,840
NXP B.V., 9.75%, 2018 (n)	280,000	314,300
Sensata Technologies B.V., 6.5%, 2019 (n)	2,935,000	2,964,350

		$13,051,440
Energy - Independent - 8.5%
ATP Oil & Gas Corp., 11.875%, 2015	$1,625,000	$1,657,500
Bill Barrett Corp., 9.875%, 2016	3,550,000	4,011,500
Carrizo Oil & Gas, Inc., 8.625%, 2018	2,300,000	2,449,500
Chaparral Energy, Inc., 8.875%, 2017	3,510,000	3,615,300
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,870,000
Concho Resources, Inc., 6.5%, 2022	3,690,000	3,856,050
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	1,805,000	1,737,313
Continental Resources, Inc., 8.25%, 2019	2,635,000	2,898,500
Denbury Resources, Inc., 8.25%, 2020	3,675,000	4,060,875

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Energy XXI Gulf Coast, Inc., 9.25%, 2017	$2,695,000	$2,903,863
EXCO Resources, Inc., 7.5%, 2018	3,115,000	3,099,425
Harvest Operations Corp., 6.875%, 2017 (n)	4,585,000	4,779,863
LINN Energy LLC, 6.5%, 2019 (n)	1,245,000	1,243,444
LINN Energy LLC, 8.625%, 2020	925,000	1,024,438
LINN Energy LLC, 7.75%, 2021 (n)	2,021,000	2,152,365
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,111,200
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,542,031
Newfield Exploration Co., 6.875%, 2020	2,000,000	2,155,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	4,692,000	4,945,368
OPTI Canada, Inc., 8.25%, 2014 (d)	5,720,000	3,696,550
Petrohawk Energy Corp., 7.25%, 2018	1,060,000	1,232,250
Pioneer Natural Resources Co., 6.875%, 2018	3,775,000	4,152,281
Pioneer Natural Resources Co., 7.5%, 2020	3,100,000	3,570,307
Plains Exploration & Production Co., 7%, 2017	4,130,000	4,315,850
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,403,300
Quicksilver Resources, Inc., 9.125%, 2019	2,655,000	2,933,775
Range Resources Corp., 8%, 2019	2,910,000	3,215,550
SandRidge Energy, Inc., 8%, 2018 (n)	4,670,000	4,950,200
W&T Offshore, Inc., 8.5%, 2019 (n)	1,580,000	1,641,225
Whiting Petroleum Corp., 6.5%, 2018	1,565,000	1,611,950

		$89,836,773
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$2,330,000	$2,353,300

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$2,575,000	$2,735,938
AMC Entertainment, Inc., 9.75%, 2020	1,505,000	1,535,100
Cinemark USA, Inc., 8.625%, 2019	2,155,000	2,354,338
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,290,000	1,394,813

		$8,020,189
Financial Institutions - 5.6%
CIT Group, Inc., 5.25%, 2014 (n)	$3,940,000	$3,949,850
CIT Group, Inc., 7%, 2016	6,695,000	6,711,738
CIT Group, Inc., 7%, 2017	14,160,000	14,195,400
CIT Group, Inc., 6.625%, 2018 (n)	3,259,000	3,438,245
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	4,160,000	4,264,000
International Lease Finance Corp., 8.75%, 2017	3,710,000	4,145,925
International Lease Finance Corp., 7.125%, 2018 (n)	3,687,000	3,926,655
International Lease Finance Corp., 8.25%, 2020	755,000	839,938
Nationstar Mortgage LLC, 10.875%, 2015 (n)	4,950,000	5,172,750

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
SLM Corp., 8.45%, 2018		$1,305,000	$1,459,068
SLM Corp., 8%, 2020		6,245,000	6,842,353
Springleaf Finance Corp., 6.9%, 2017		4,635,000	4,339,519

			$59,285,441
Food & Beverages - 1.3%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,237,040
B&G Foods, Inc., 7.625%, 2018		1,940,000	2,075,800
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,554,525
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,714,250
Pinnacle Foods Finance LLC, 10.625%, 2017		1,050,000	1,128,750
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	821,925
TreeHouse Foods, Inc., 7.75%, 2018		2,200,000	2,351,250

			$13,883,540
Forest & Paper Products - 1.6%
Boise, Inc., 8%, 2020		$2,770,000	$2,915,425
Cascades, Inc., 7.75%, 2017		1,870,000	1,935,450
Georgia-Pacific Corp., 8%, 2024		2,530,000	3,119,771
Georgia-Pacific Corp., 7.25%, 2028		865,000	1,001,888
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	1,996,400
JSG Funding PLC, 7.75%, 2015		690,000	703,800
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		300,000	261,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,814,025
Tembec Industries, Inc., 11.25%, 2018		$900,000	958,500
Xerium Technologies, Inc., 8.875%, 2018 (z)		1,170,000	1,129,050

			$16,835,309
Gaming & Lodging - 4.2%
American Casinos, Inc., 7.5%, 2021 (n)		$2,375,000	$2,470,000
Boyd Gaming Corp., 7.125%, 2016		2,165,000	2,024,275
Firekeepers Development Authority, 13.875%, 2015 (n)		2,420,000	2,788,445
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,300,000	1,650
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,419,188
Harrah’s Operating Co., Inc., 11.25%, 2017		5,170,000	5,693,463
Harrah’s Operating Co., Inc., 10%, 2018		1,696,000	1,517,920
Harrah’s Operating Co., Inc., 10%, 2018		571,000	495,343
Host Hotels & Resorts, Inc., 6.75%, 2016		2,685,000	2,768,906
Host Hotels & Resorts, Inc., 9%, 2017		1,030,000	1,154,888
MGM Mirage, 10.375%, 2014		1,520,000	1,736,600
MGM Resorts International, 11.375%, 2018		3,485,000	4,042,600
MGM Resorts International, 9%, 2020		2,645,000	2,942,563
Penn National Gaming, Inc., 8.75%, 2019		4,595,000	5,065,988

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		$2,025,000	$2,111,063
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,748,888
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	650
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	769
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	141
Wyndham Worldwide Corp., 6%, 2016		1,010,000	1,096,516
Wyndham Worldwide Corp., 7.375%, 2020		2,675,000	3,033,153
Wynn Las Vegas LLC, 7.75%, 2020		2,685,000	2,966,925

			$45,079,934
Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016		$1,925,000	$2,069,375
Dematic S.A., 8.75%, 2016 (z)		2,560,000	2,585,600
Hillman Group, Inc., 10.875%, 2018 (z)		1,545,000	1,680,188
Hyva Global B.V., 8.625%, 2016 (n)		1,197,000	1,220,940
Mueller Water Products, Inc., 7.375%, 2017		737,000	703,835
Mueller Water Products, Inc., 8.75%, 2020		2,440,000	2,659,600

			$10,919,538
Insurance - 0.8%
ING Capital Funding Trust III, FRN, 3.846%, 2049		$2,455,000	$2,296,272
ING Groep N.V., 5.775% to 2015, FRN to 2049		4,525,000	4,095,125
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,300,000	1,612,000

			$8,003,397
Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$4,130,000	$5,461,925
USI Holdings Corp., 9.75%, 2015 (z)		2,155,000	2,133,450
XL Group PLC, 6.5% to 2017, FRN to 2049		5,190,000	4,846,163

			$12,441,538
International Market Sovereign - 0.3%
Republic of Ireland, 4.5%, 2020	EUR	1,470,000	$1,369,156
Republic of Ireland, 5.4%, 2025	EUR	1,500,000	1,405,439

			$2,774,595
Machinery & Tools - 0.9%
Case Corp., 7.25%, 2016		$1,390,000	$1,529,000
Case New Holland, Inc., 7.875%, 2017 (n)		5,625,000	6,370,313
RSC Equipment Rental, Inc., 8.25%, 2021		1,275,000	1,316,438

			$9,215,751

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 1.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$7,795,000	$8,028,148
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	5,115,000	5,482,769
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	1,370,000	1,215,875
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,605,000	3,971,813

		$18,698,605
Medical & Health Technology & Services - 5.4%
Biomet, Inc., 10%, 2017	$2,880,000	$3,139,200
Biomet, Inc., 10.375%, 2017 (p)	1,300,000	1,417,000
Biomet, Inc., 11.625%, 2017	1,305,000	1,437,131
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	1,010,000	1,010,000
Davita, Inc., 6.375%, 2018	4,130,000	4,217,763
Davita, Inc., 6.625%, 2020	1,270,000	1,295,400
Examworks Group, Inc., 9%, 2019 (z)	1,395,000	1,436,850
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,882,900
HCA, Inc., 9.25%, 2016	4,765,000	5,083,659
HCA, Inc., 8.5%, 2019	7,785,000	8,582,963
HealthSouth Corp., 8.125%, 2020	4,685,000	5,071,513
Teleflex, Inc., 6.875%, 2019	2,645,000	2,724,350
United Surgical Partners International, Inc., 8.875%, 2017	1,570,000	1,632,800
United Surgical Partners International, Inc., 9.25%, 2017 (p)	2,055,000	2,152,613
Universal Health Services, Inc., 7%, 2018	1,320,000	1,372,800
Universal Hospital Services, Inc., 8.5%, 2015 (p)	4,225,000	4,362,313
Universal Hospital Services, Inc., FRN, 3.778%, 2015	1,015,000	959,175
Vanguard Health Systems, Inc., 0%, 2016	10,000	6,650
Vanguard Health Systems, Inc., 8%, 2018	4,940,000	5,063,500
VWR Funding, Inc., 10.25%, 2015 (p)	3,426,062	3,605,931

		$57,454,511
Metals & Mining - 1.9%
Arch Coal, Inc., 7%, 2019 (n)	$2,695,000	$2,823,013
Arch Coal, Inc., 7.25%, 2020	1,275,000	1,333,969
Arch Western Finance LLC, 6.75%, 2013	1,326,000	1,334,288
Cloud Peak Energy, Inc., 8.25%, 2017	4,695,000	5,023,650
Cloud Peak Energy, Inc., 8.5%, 2019	3,595,000	3,887,094
Consol Energy, Inc., 8%, 2017	1,985,000	2,188,463
Consol Energy, Inc., 8.25%, 2020	1,330,000	1,479,625
Novelis, Inc., 8.375%, 2017	1,530,000	1,665,788
Novelis, Inc., 8.75%, 2020	745,000	828,813

		$20,564,703

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$1,930,000	$2,004,788

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,155,000	$2,316,625
Crosstex Energy, Inc., 8.875%, 2018	3,850,000	4,186,875
El Paso Corp., 7%, 2017	3,790,000	4,389,169
El Paso Corp., 7.75%, 2032	3,320,000	3,943,284
Energy Transfer Equity LP, 7.5%, 2020	4,485,000	4,798,950
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,871,588
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,103,276

		$22,609,767
Network & Telecom - 2.3%
CenturyLink, Inc., 7.6%, 2039	$1,055,000	$1,063,818
Cincinnati Bell, Inc., 8.25%, 2017	850,000	862,750
Cincinnati Bell, Inc., 8.75%, 2018	3,390,000	3,245,925
Citizens Communications Co., 9%, 2031	1,140,000	1,178,475
Frontier Communications Corp., 8.25%, 2017	760,000	834,100
Frontier Communications Corp., 8.125%, 2018	3,785,000	4,154,038
Nortel Networks Corp., 10.75%, 2016 (d)	905,000	1,023,781
Qwest Communications International, Inc., 8%, 2015	1,290,000	1,402,875
Qwest Communications International, Inc., 7.125%, 2018 (n)	4,535,000	4,852,450
Windstream Corp., 8.125%, 2018	570,000	609,900
Windstream Corp., 7.75%, 2020	3,420,000	3,625,200
Windstream Corp., 7.75%, 2021	1,215,000	1,287,900

		$24,141,212
Oil Services - 1.1%
Edgen Murray Corp., 12.25%, 2015	$1,675,000	$1,700,125
Expro Finance Luxembourg, 8.5%, 2016 (n)	2,975,000	2,982,438
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	2,205,000	2,293,200
Pioneer Drilling Co., 9.875%, 2018	3,685,000	3,952,163
Unit Corp., 6.625%, 2021	635,000	641,350

		$11,569,276
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$2,085,000	$2,100,638

Other Banks & Diversified Financials - 1.4%
Capital One Financial Corp., 10.25%, 2039	$3,515,000	$3,718,870
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,905,000	2,208,562
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	2,620,000	2,456,250
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,281,000	6,783,480

		$15,167,162

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (z)	EUR	1,130,000	$1,652,112

Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$2,790,000	$2,790,000

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$314,552
McClatchy Co., 11.5%, 2017		960,000	1,015,200
Nielsen Finance LLC, 11.5%, 2016		1,311,000	1,524,038
Nielsen Finance LLC, 7.75%, 2018 (n)		2,760,000	2,925,600

			$5,779,390
Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015		$3,625,000	$3,896,875
Kansas City Southern Railway, 6.125%, 2021 (n)		1,295,000	1,324,138

			$5,221,013
Real Estate - 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,680,000	$1,944,600
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)		1,300,000	1,186,250
Entertainment Properties Trust, REIT, 7.75%, 2020		3,050,000	3,416,000
Kennedy Wilson, Inc., 8.75%, 2019 (n)		1,670,000	1,670,000
MPT Operating Partnership, 6.875%, 2021 (n)		1,770,000	1,734,600

			$9,951,450
Retailers - 2.5%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)		$2,065,000	$2,070,163
J. Crew Group, Inc., 8.125%, 2019 (n)		1,100,000	1,064,250
Limited Brands, Inc., 6.9%, 2017		1,960,000	2,116,800
Limited Brands, Inc., 7%, 2020		1,520,000	1,615,000
Limited Brands, Inc., 6.95%, 2033		1,150,000	1,063,750
Neiman Marcus Group, Inc., 10.375%, 2015		3,675,000	3,849,563
QVC, Inc., 7.375%, 2020 (n)		1,995,000	2,199,488
Sally Beauty Holdings, Inc., 10.5%, 2016		3,520,000	3,766,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017		1,775,000	1,899,250
Toys “R” Us, Inc., 10.75%, 2017		4,665,000	5,248,125
Yankee Holdings Corp., 10.25%, 2016 (n)(p)		1,330,000	1,343,300

			$26,236,089
Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016		$1,920,000	$2,052,000
Michaels Stores, Inc., 7.75%, 2018		2,050,000	2,050,000

			$4,102,000

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 4.5%
Clearwire Corp., 12%, 2015 (n)	$6,020,000	$6,147,925
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,175,150
Cricket Communications, Inc., 7.75%, 2020	1,400,000	1,389,500
Crown Castle International Corp., 9%, 2015	2,705,000	2,961,975
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,712,825
Digicel Group Ltd., 12%, 2014 (n)	560,000	646,800
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,164,985
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,838,450
MetroPCS Wireless, Inc., 7.875%, 2018	2,445,000	2,600,869
NII Holdings, Inc., 10%, 2016	2,645,000	3,048,363
NII Holdings, Inc., 8.875%, 2019	1,545,000	1,699,500
NII Holdings, Inc., 7.625%, 2021	1,205,000	1,265,250
SBA Communications Corp., 8%, 2016	935,000	999,281
SBA Communications Corp., 8.25%, 2019	1,720,000	1,857,600
Sprint Capital Corp., 6.875%, 2028	2,280,000	2,166,000
Sprint Nextel Corp., 8.375%, 2017	3,175,000	3,468,688
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,085,000	4,529,244
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	2,485,000	2,478,788

		$48,151,193
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,305,100

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$1,312,000	$1,315,280

Transportation - Services - 2.3%
ACL I Corp., 10.625%, 2016 (p)(z)	$2,355,000	$2,041,589
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,640,000	1,656,400
American Petroleum Tankers LLC, 10.25%, 2015	2,289,000	2,369,115
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	1,720,217	1,651,409
Commercial Barge Line Co., 12.5%, 2017	5,900,000	6,593,250
Hertz Corp., 8.875%, 2014	465,000	477,206
Hertz Corp., 7.5%, 2018 (n)	1,905,000	1,966,913
Hertz Corp., 7.375%, 2021 (n)	1,200,000	1,227,000
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	1,510,000	1,460,925
Navios Maritime Acquisition Corp., 8.625%, 2017	1,255,000	1,214,213
Navios Maritime Holdings, Inc., 8.875%, 2017	1,425,000	1,446,375
Swift Services Holdings, Inc., 10%, 2018	2,545,000	2,739,056

		$24,843,451

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 4.8%
AES Corp., 8%, 2017	$4,895,000	$5,286,600
Calpine Corp., 8%, 2016 (n)	2,690,000	2,905,200
Calpine Corp., 7.875%, 2020 (n)	4,685,000	4,942,675
Covanta Holding Corp., 7.25%, 2020	2,905,000	3,152,695
Dynegy Holdings, Inc., 7.5%, 2015	1,050,000	761,250
Dynegy Holdings, Inc., 7.75%, 2019	4,020,000	2,733,600
Edison Mission Energy, 7%, 2017	3,520,000	2,675,200
EDP Finance B.V., 6%, 2018 (n)	3,480,000	3,104,658
Energy Future Holdings Corp., 10%, 2020	3,385,000	3,554,737
Energy Future Holdings Corp., 10%, 2020	8,105,000	8,551,942
GenOn Energy, Inc., 9.875%, 2020	5,390,000	5,686,450
NRG Energy, Inc., 7.375%, 2017	2,635,000	2,763,456
NRG Energy, Inc., 8.25%, 2020	3,675,000	3,785,250
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,685,000	1,558,625

		$51,462,338
Total Bonds (Identified Cost, $961,849,236)		$972,234,462

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,880,002	$1,861,202

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 3.69%, 2014	$987,578	$964,864
Local TV Finance LLC, Term Loan B, 2.19%, 2013	1,158,840	1,126,248
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	1,332,013	1,337,840

		$3,428,952
Building - 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017	$178,057	$182,768

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,315,949	$1,286,134

Gaming & Lodging - 0.2%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$1,891,899	$1,852,869

Printing & Publishing - 0.0%
Ascend Media LLC, Term Loan, 10.25%, 2012 (d)	$458,333	$0
Total Floating Rate Loans (Identified Cost, $8,493,413)		$8,611,925

18

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.4%
Issuer	Shares/Par	Value ($)

Automotive - 0.1%
Accuride Corp. (a)	65,068	$745,029
Oxford Automotive, Inc. (a)	1,087	0

		$745,029
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (a)	598	$1,614,600

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$1,202,037
Golden Books Family Entertainment, Inc. (a)	206,408	0

		$1,202,037
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,318	$131,547
Total Common Stocks (Identified Cost, $6,771,218)		$3,693,213

Convertible Preferred Stocks - 0.6%
Automotive - 0.3%
General Motors Co., 4.75%	$70,590	$3,261,964

Insurance - 0.3%
MetLife, Inc., 5%	$37,610	$2,931,323
Total Convertible Preferred Stocks (Identified Cost, $6,628,549)		$6,193,287

Preferred Stocks - 0.8%
Other Banks & Diversified Financials - 0.8%
Ally Financial, Inc., 7% (n)	1,560	$1,417,260
Ally Financial, Inc., “A”, 8.5%	210,756	5,188,813
GMAC Capital Trust I, 8.125%	90,100	2,308,362
Total Preferred Stocks (Identified Cost, $9,071,699)		$8,914,435

	Strike Price	First Exercise

Warrants - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $1,296,653) (a)	$0.10	7/14/10	670	$1,809,000

19

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 3.7%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	39,748,563	$39,748,563
Total Investments (Identified Cost, $1,033,859,331)		$1,041,204,885

Other Assets, Less Liabilities - 2.0%		21,254,113
Net Assets - 100.0%		$1,062,458,998

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $245,225,640 representing 23.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/11/11	$2,317,474	$2,041,589
Airlie Ltd., CDO, FRN, 0%, 2011	10/13/06-6/22/11	2,452,690	1,065,491
American Media, Inc., 13.5%, 2018	12/28/10	301,973	314,552
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,718,716	2,316,600
Audatex North America, Inc., 6.75%, 2018	6/10/11	1,745,000	1,792,988
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	2,338,420	2,353,300
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-5/25/11	1,119,925	23,211
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050	4/12/06-7/28/11	627,686	12,554
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.753%, 2050	4/12/06-7/28/11	1,951,674	39,033
Capsugel FinanceCo. SCA, 9.875%, 2019	7/20/11-7/22/11	1,650,292	1,652,112
CommScope, Inc., 8.25%, 2019	7/20/11-7/21/11	1,416,310	1,398,800

20

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	$2,590,926	$2,585,600
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	2,321,345	2,349,506
Examworks Group, Inc., 9%, 2019	7/14/11-7/15/11	1,415,753	1,436,850
Exopack Holding Corp., 10%, 2018	5/25/11	1,540,768	1,542,675
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03	634,917	606,304
Freescale Semiconductor, Inc., 8.05%, 2020	7/06/11	2,440,102	2,448,225
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	2,290,349	2,335,874
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	2,668,169	2,518,958
Hillman Group, Inc., 10.875%, 2018	3/11/11	1,682,476	1,680,188
iGate Corp., 9%, 2016	7/26/11-7/27/11	1,240,302	1,225,000
LBI Media, Inc., 8.5%, 2017	7/18/07	1,433,316	1,132,813
Lawson Software, Inc., 11.5%, 2018	7/21/11-7/26/11	2,576,680	2,533,300
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	4,195,703	4,255,458
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11	259,500	261,000
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	337,755	359,034
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	1,543,234	1,460,925
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	1,054,285	1,071,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11-7/25/11	1,259,915	1,251,525
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11-7/11/11	2,064,832	2,111,063
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	2,175,516	2,133,450
Univision Communications, Inc., 8.5%, 2021	7/26/11	806,006	796,950
Wachovia Credit, CDO, FRN, 1.596%, 2026	6/08/06	1,320,000	924,000
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	1,170,000	1,129,050
Ziggo Bond Co. B.V., 8%, 2018	7/21/11-7/22/11	2,045,154	2,005,499
Total Restricted Securities			$53,164,677
% of Net assets			5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	656,132	10/12/11	$942,878	$941,153	$1,725

Liability Derivatives
SELL	EUR	Credit Suisse Group	788,583	10/12/11	$1,130,082	$1,131,140	$(1,058)
SELL	EUR	Deutsche Bank AG	906,019	10/12/11	1,298,230	1,299,590	(1,360)
SELL	EUR	UBS AG	6,983,435	10/12/11	9,991,235	10,017,016	(25,781)

							$(28,199)

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	25	$3,203,125	September - 2011	$(92,080)
U.S. Treasury Note 10 yr (Short)	USD	78	9,803,625	September - 2011	(231,835)

					$(323,915)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $994,110,768)	$1,001,456,322
Underlying affiliated funds, at cost and value	39,748,563
Total investments, at value (identified cost, $1,033,859,331)	$1,041,204,885
Cash	2,455,948
Restricted cash	156,400
Receivables for
Forward foreign currency exchange contracts	1,725
Investments sold	14,330,495
Fund shares sold	524,034
Interest and dividends	20,023,852
Other assets	3,327
Total assets	$1,078,700,666
Liabilities
Payables for
Distributions	$1,081,797
Forward foreign currency exchange contracts	28,199
Daily variation margin on open futures contracts	144,187
Investments purchased	11,267,625
Fund shares reacquired	3,260,658
Payable to affiliates
Investment adviser	55,399
Shareholder servicing costs	243,288
Distribution and service fees	26,794
Program manager fees	15
Payable for independent Trustees’ compensation	75,415
Accrued expenses and other liabilities	58,291
Total liabilities	$16,241,668
Net assets	$1,062,458,998
Net assets consist of
Paid-in capital	$1,275,447,234
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	6,995,187
Accumulated net realized gain (loss) on investments and foreign currency transactions	(216,129,806)
Accumulated distributions in excess of net investment income	(3,853,617)
Net assets	$1,062,458,998
Shares of beneficial interest outstanding	303,300,386

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$513,592,936	146,644,384	$3.50
Class B	29,983,057	8,541,418	3.51
Class C	78,424,780	22,303,732	3.52
Class I	423,346,661	120,926,382	3.50
Class R1	1,182,342	337,086	3.51
Class R2	5,619,882	1,603,541	3.50
Class R3	7,313,599	2,088,936	3.50
Class R4	337,119	96,201	3.50
Class 529A	1,391,903	397,572	3.50
Class 529B	368,001	105,105	3.50
Class 529C	898,718	256,029	3.51
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.67 [100 / 95.25 x $3.50] and $3.67 [100 / 95.25 x $3.50], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$39,011,779
Dividends	293,095
Dividends from underlying affiliated funds	34,697
Total investment income	$39,339,571
Expenses
Management fee	$2,389,066
Distribution and service fees	1,234,604
Program manager fees	1,271
Shareholder servicing costs	720,327
Administrative services fee	79,893
Independent Trustees’ compensation	21,836
Custodian fee	82,757
Shareholder communications	25,121
Auditing fees	32,964
Legal fees	10,048
Miscellaneous	90,148
Total expenses	$4,688,035
Fees paid indirectly	(440)
Reduction of expenses by investment adviser and distributor	(3,009)
Net expenses	$4,684,586
Net investment income	$34,654,985
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$13,533,441
Futures contracts	(548,794)
Foreign currency transactions	(383,616)
Net realized gain (loss) on investments and foreign currency transactions	$12,601,031
Change in unrealized appreciation (depreciation)
Investments	$(16,115,005)
Futures contracts	(579,037)
Translation of assets and liabilities in foreign currencies	157,573
Net unrealized gain (loss) on investments and foreign currency translation	$(16,536,469)
Net realized and unrealized gain (loss) on investments and foreign currency	$(3,935,438)
Change in net assets from operations	$30,719,547

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/11 (unaudited)	Year ended 1/31/11
From operations
Net investment income	$34,654,985	$72,067,791
Net realized gain (loss) on investments and foreign currency transactions	12,601,031	28,274,858
Net unrealized gain (loss) on investments and foreign currency translation	(16,536,469)	44,158,121
Change in net assets from operations	$30,719,547	$144,500,770
Distributions declared to shareholders
From net investment income	$(35,658,764)	$(70,836,884)
Change in net assets from fund share transactions	$44,760,968	$(3,047,063)
Total change in net assets	$39,821,751	$70,616,823
Net assets
At beginning of period	1,022,637,247	952,020,424
At end of period (including accumulated distributions in excess of net investment income of $3,853,617 and $2,849,838, respectively)	$1,062,458,998	$1,022,637,247

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.26	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.25	$0.26		$0.27	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.26	0.77	(1.08)		(0.31)	0.11
Total from investment operations	$0.10		$0.51	$1.02	$(0.82)		$(0.04)	$0.38
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.25)	$(0.27)		$(0.30)	$(0.28)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.25)	$(0.27)		$(0.30)	$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.26	$2.49		$3.58	$3.92
Total return (%) (r)(s)(t)(x)	2.86	(n)	16.22	42.99	(24.05)		(1.20)	10.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.93	1.00	1.05		0.97	1.00
Expenses after expense reductions (f)	0.91	(a)	0.93	1.00	1.05		0.97	1.00
Net investment income	6.67	(a)	7.53	8.68	8.22		7.17	7.09
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$513,593		$501,139	$531,990	$360,076		$504,159	$671,019

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.53		$3.26	$2.50	$3.59		$3.93	$3.83
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.23	$0.24		$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.26	0.76	(1.08)		(0.32)	0.10
Total from investment operations	$0.09		$0.49	$0.99	$(0.84)		$(0.07)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.25)		$(0.27)	$(0.25)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.23)	$(0.25)		$(0.27)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.51		$3.53	$3.26	$2.50		$3.59	$3.93
Total return (%) (r)(s)(t)(x)	2.48	(n)	15.69	41.40	(24.51)		(1.87)	9.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.68	1.75	1.75		1.67	1.71
Expenses after expense reductions (f)	1.66	(a)	1.68	1.75	1.75		1.67	1.71
Net investment income	5.92	(a)	6.78	8.11	7.41		6.47	6.40
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$29,983		$37,772	$46,690	$52,384		$113,331	$195,028

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.53		$3.27	$2.50	$3.60		$3.94	$3.84
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.23	$0.24		$0.25	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.25	0.77	(1.09)		(0.32)	0.11
Total from investment operations	$0.10		$0.48	$1.00	$(0.85)		$(0.07)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.25)		$(0.27)	$(0.25)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.23)	$(0.25)		$(0.27)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.52		$3.53	$3.27	$2.50		$3.60	$3.94
Total return (%) (r)(s)(t)(x)	2.77	(n)	15.34	41.82	(24.72)		(1.84)	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.68	1.74	1.75		1.67	1.70
Expenses after expense reductions (f)	1.66	(a)	1.68	1.74	1.75		1.67	1.70
Net investment income	5.90	(a)	6.74	7.80	7.44		6.46	6.39
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$78,425		$80,802	$73,475	$39,345		$69,505	$92,050

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class I			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.25	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.26	$0.27		$0.29	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	0.76	(1.08)		(0.32)	0.11
Total from investment operations	$0.10		$0.53	$1.02	$(0.81)		$(0.03)	$0.39
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.26)	$(0.28)		$(0.31)	$(0.29)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.26)	$(0.26)	$(0.28)		$(0.31)	$(0.29)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.25	$2.49		$3.58	$3.92
Total return (%) (r)(s)(x)	2.99	(n)	16.86	42.90	(23.82)		(0.90)	10.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.68	0.75	0.76		0.67	0.70
Expenses after expense reductions (f)	0.66	(a)	0.68	0.75	0.76		0.67	0.70
Net investment income	6.91	(a)	7.75	8.97	8.55		7.47	7.38
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$423,347		$386,185	$283,704	$185,811		$257,572	$246,306
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R1			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.26	$2.50	$3.59		$3.93	$3.83
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.23	$0.24		$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.25	0.76	(1.09)		(0.31)	0.11
Total from investment operations	$0.10		$0.48	$0.99	$(0.85)		$(0.07)	$0.35
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.27)	$(0.25)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.27)	$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.51		$3.52	$3.26	$2.50		$3.59	$3.93
Total return (%) (r)(s)(x)	2.78	(n)	15.36	41.39	(24.52)		(1.96)	9.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.68	1.74	1.76		1.77	1.89
Expenses after expense reductions (f)	1.66	(a)	1.68	1.74	1.76		1.76	1.79
Net investment income	5.91	(a)	6.78	7.96	7.53		6.35	6.27
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$1,182		$1,138	$1,200	$937		$1,273	$361

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R2			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.26	$2.49	$3.58		$3.93	$3.83
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.24	$0.25		$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.26	0.78	(1.08)		(0.32)	0.10
Total from investment operations	$0.10		$0.50	$1.02	$(0.83)		$(0.06)	$0.36
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.26)		$(0.29)	$(0.26)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.25)	$(0.26)		$(0.29)	$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.26	$2.49		$3.58	$3.93
Total return (%) (r)(s)(x)	2.74	(n)	15.93	42.65	(24.21)		(1.79)	9.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.18	1.25	1.25		1.30	1.44
Expenses after expense reductions (f)	1.16	(a)	1.18	1.25	1.25		1.29	1.34
Net investment income	6.42	(a)	7.27	8.47	7.99		6.83	6.71
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$5,620		$5,653	$5,251	$3,446		$5,525	$2,406

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R3			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.25	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.25	$0.26		$0.27	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.27	0.76	(1.08)		(0.31)	0.10
Total from investment operations	$0.10		$0.52	$1.01	$(0.82)		$(0.04)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.25)	$(0.27)		$(0.30)	$(0.27)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.25)	$(0.27)		$(0.30)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.25	$2.49		$3.58	$3.92
Total return (%) (r)(s)(x)	2.86	(n)	16.58	42.55	(24.02)		(1.28)	10.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	1.00	1.01		1.05	1.07
Expenses after expense reductions (f)	0.92	(a)	0.93	1.00	1.01		1.05	1.07
Net investment income	6.67	(a)	7.54	8.75	8.35		7.08	6.90
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$7,314		$7,281	$7,929	$6,706		$8,065	$5,143

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R4			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.26	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.26	$0.27		$0.28	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.26	0.77	(1.08)		(0.31)	0.11
Total from investment operations	$0.10		$0.52	$1.03	$(0.81)		$(0.03)	$0.39
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.26)	$(0.28)		$(0.31)	$(0.29)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.26)	$(0.26)	$(0.28)		$(0.31)	$(0.29)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.26	$2.49		$3.58	$3.92
Total return (%) (r)(s)(x)	2.99	(n)	16.50	43.33	(23.82)		(0.99)	10.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.68	0.74	0.76		0.76	0.80
Expenses after expense reductions (f)	0.66	(a)	0.68	0.74	0.76		0.76	0.80
Net investment income	6.91	(a)	7.72	8.78	8.56		7.38	7.29
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$337		$316	$148	$44		$58	$58

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class 529A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.25	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.25	$0.25	$0.25		$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.26	0.76	(1.08)		(0.31)	0.11
Total from investment operations	$0.10		$0.51	$1.01	$(0.83)		$(0.05)	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.25)	$(0.26)		$(0.29)	$(0.27)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.25)	$(0.26)		$(0.29)	$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.25	$2.49		$3.58	$3.92
Total return (%) (r)(s)(t)(x)	2.82	(n)	16.46	42.40	(24.19)		(1.49)	9.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.10	1.23		1.27	1.30
Expenses after expense reductions (f)	1.01	(a)	1.03	1.10	1.23		1.27	1.30
Net investment income	6.57	(a)	7.41	8.62	8.07		6.87	6.78
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$1,392		$1,215	$858	$579		$849	$854

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class 529B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.25	$2.49	$3.58		$3.92	$3.82
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.23		$0.24	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.27	0.76	(1.08)		(0.32)	0.11
Total from investment operations	$0.09		$0.49	$0.99	$(0.85)		$(0.08)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.26)	$(0.24)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.26)	$(0.24)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.50		$3.52	$3.25	$2.49		$3.58	$3.92
Total return (%) (r)(s)(t)(x)	2.43	(n)	15.60	41.40	(24.70)		(2.13)	9.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78	1.84	1.88		1.92	1.95
Expenses after expense reductions (f)	1.76	(a)	1.78	1.84	1.88		1.92	1.95
Net investment income	5.83	(a)	6.65	7.82	7.43		6.22	6.13
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$368		$398	$315	$183		$213	$202

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class 529C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$3.52		$3.26	$2.50	$3.59		$3.93	$3.83
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.23		$0.24	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.26	0.76	(1.08)		(0.32)	0.11
Total from investment operations	$0.10		$0.48	$0.99	$(0.85)		$(0.08)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.26)	$(0.24)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.23)	$(0.24)		$(0.26)	$(0.24)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$3.51		$3.52	$3.26	$2.50		$3.59	$3.93
Total return (%) (r)(s)(t)(x)	2.72	(n)	15.25	41.26	(24.61)		(2.11)	9.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.78	1.84	1.88		1.92	1.95
Expenses after expense reductions (f)	1.75	(a)	1.77	1.84	1.88		1.91	1.95
Net investment income	5.79	(a)	6.61	7.71	7.39		6.21	6.13
Portfolio turnover	33		66	58	61		66	89
Net assets at end of period (000 omitted)	$899		$739	$462	$221		$322	$500

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are

38

Notes to Financial Statements (unaudited) – continued

primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar

39

Notes to Financial Statements (unaudited) – continued

securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$14,435,491	$4,972,407	$1,202,037	$20,609,935
Non-U.S. Sovereign Debt	—	2,774,595	—	2,774,595
Corporate Bonds	—	812,695,281	—	812,695,281
Commercial Mortgage-Backed Securities	—	6,611,442	—	6,611,442
Asset-Backed Securities (including CDOs)	—	7,428,097	1,065,491	8,493,588
Foreign Bonds	—	141,659,556	—	141,659,556
Floating Rate Loans	—	8,611,925	—	8,611,925
Mutual Funds	39,748,563	—	—	39,748,563
Total Investments	$54,184,054	$984,753,303	$2,267,528	$1,041,204,885

Other Financial Instruments
Futures	$(323,915)	$—	$—	$(323,915)
Forward Currency Contracts	—	(26,474)	—	(26,474)

40

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bond	Total
Balance as of 1/31/11	$—	$1,128,972	$—	$1,128,972
Realized gain (loss)	—	—	(1,002,346)	(1,002,346)
Change in unrealized appreciation (depreciation)	—	(63,481)	1,002,346	938,865
Transfers into level 3	1,202,037	—	—	1,202,037
Balance as of 7/31/11	$1,202,037	$1,065,491	$—	$2,267,528

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2011 is $(63,481).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

41

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(323,915)
Foreign Exchange	Forward Foreign Currency Exchange	1,725	(28,199)
Total		$1,725	$(352,114)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(548,794)	$—	$—
Foreign Exchange	—	(462,066)	—
Equity	—	—	(214,258)
Total	$(548,794)	$(462,066)	$(214,258)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(579,037)	$—	$—
Foreign Exchange	—	159,936	—
Equity	—	—	229,779
Total	$(579,037)	$159,936	$229,779

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master

42

Notes to Financial Statements (unaudited) – continued

Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to

43

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses

44

Notes to Financial Statements (unaudited) – continued

are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt

45

Notes to Financial Statements (unaudited) – continued

obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, and amortization and accretion of debt securities.

46

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/11
Ordinary income (including any short-term capital gains)	$70,836,884

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11
Cost of investments	$1,037,047,552
Gross appreciation	42,323,356
Gross depreciation	(38,166,023)
Net unrealized appreciation (depreciation)	$4,157,333

As of 1/31/11
Undistributed ordinary income	4,210,063
Capital loss carryforwards	(225,756,399)
Other temporary differences	(7,014,147)
Net unrealized appreciation (depreciation)	20,511,464

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/13	$(19,406,719)
1/31/14	(20,014,075)
1/31/15	(43,048,498)
1/31/16	(1,964,268)
1/31/17	(94,687,685)
1/31/18	(46,635,154)
Total	$(225,756,399)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in

47

Notes to Financial Statements (unaudited) – continued

separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/11	Year ended 1/31/11
Class A	$17,205,735	$37,097,244
Class B	1,034,869	2,779,381
Class C	2,448,476	5,028,556
Class I	14,398,846	24,715,236
Class R1	35,316	77,125
Class R2	186,812	390,182
Class R3	255,879	595,361
Class R4	11,604	19,912
Class 529A	43,827	74,950
Class 529B	11,712	23,323
Class 529C	25,688	35,614
Total	$35,658,764	$70,836,884

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The management fee incurred for the six months ended July 31, 2011 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $41,582 and $1,039 for the six months ended July 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

48

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$627,428
Class B	0.75%	0.25%	1.00%	1.00%	169,384
Class C	0.75%	0.25%	1.00%	1.00%	400,698
Class R1	0.75%	0.25%	1.00%	1.00%	5,784
Class R2	0.25%	0.25%	0.50%	0.50%	14,128
Class R3	—	0.25%	0.25%	0.25%	9,330
Class 529A	—	0.25%	0.25%	0.25%	1,619
Class 529B	0.75%	0.25%	1.00%	1.00%	1,948
Class 529C	0.75%	0.25%	1.00%	1.00%	4,285
Total Distribution and Service Fees					$1,234,604

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2011, were as follows:

Amount
Class A	$2,250
Class B	14,740
Class C	2,378
Class 529B	20
Class 529C	2

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until May 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the period July 1, 2011 through July 31, 2011, this waiver amounted to $113 and is reflected as a reduction of total expenses in the Statement of Operations. The services provided by MFD, or a third party with which MFD

49

Notes to Financial Statements (unaudited) – continued

contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2011, were as follows:

Amount
Class 529A	$647
Class 529B	195
Class 529C	429
Total Program Manager Fees	$1,271

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2011, the fee was $227,980, which equated to 0.0439% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $251,787.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2011, these costs for the fund amounted to $240,560 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2011 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

50

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,249 and the Retirement Deferral plan resulted in an expense of $1,789. Both amounts are included in independent Trustees’ compensation for the six months ended July 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $75,406 at July 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,667 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,896, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

51

Notes to Financial Statements (unaudited) – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $359,024,952 and $323,351,741, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/11		Year ended 1/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,878,147	$84,157,182	45,797,588	$153,567,563
Class B	751,411	2,660,478	1,821,037	6,133,285
Class C	1,771,341	6,278,560	5,357,059	18,059,899
Class I	13,363,309	47,187,626	24,412,915	82,230,596
Class R1	32,596	115,292	74,300	248,663
Class R2	182,281	642,861	438,086	1,473,954
Class R3	329,579	1,164,273	699,702	2,340,323
Class R4	4,181	14,781	48,099	159,676
Class 529A	59,322	209,339	126,973	429,908
Class 529B	5,709	20,219	22,284	75,560
Class 529C	61,285	217,622	102,988	348,254
	40,439,161	$142,668,233	78,901,031	$265,067,681
Shares issued to shareholders in reinvestment of distributions
Class A	3,518,236	$12,412,803	7,764,784	$26,069,167
Class B	182,952	647,461	484,932	1,629,944
Class C	463,956	1,643,991	960,529	3,241,461
Class I	3,870,460	13,654,123	6,976,972	23,453,053
Class R1	9,985	35,282	22,732	76,393
Class R2	51,643	182,305	112,913	379,535
Class R3	72,144	254,557	176,273	591,473
Class R4	3,288	11,604	5,904	19,912
Class 529A	12,366	43,616	22,191	74,569
Class 529B	3,313	11,689	6,914	23,251
Class 529C	7,219	25,539	10,521	35,532
	8,195,562	$28,922,970	16,544,665	$55,594,290

52

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/11		Year ended 1/31/11
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(23,219,448)	$(81,882,877)	(74,513,998)	$(247,986,505)
Class B	(3,107,285)	(10,976,622)	(5,898,366)	(19,824,808)
Class C	(2,810,005)	(9,937,236)	(5,911,024)	(19,786,778)
Class I	(6,150,167)	(21,534,181)	(8,742,814)	(29,114,619)
Class R1	(28,503)	(101,061)	(142,029)	(474,769)
Class R2	(236,090)	(835,134)	(556,918)	(1,872,787)
Class R3	(383,390)	(1,352,617)	(1,241,775)	(4,191,254)
Class R4	(1,037)	(3,669)	(9,546)	(31,634)
Class 529A	(19,692)	(69,348)	(67,394)	(230,653)
Class 529B	(17,160)	(60,103)	(12,773)	(44,053)
Class 529C	(21,990)	(77,387)	(45,553)	(151,174)
	(35,994,767)	$(126,830,235)	(97,142,190)	$(323,709,034)
Net change
Class A	4,176,935	$14,687,108	(20,951,626)	$(68,349,775)
Class B	(2,172,922)	(7,668,683)	(3,592,397)	(12,061,579)
Class C	(574,708)	(2,014,685)	406,564	1,514,582
Class I	11,083,602	39,307,568	22,647,073	76,569,030
Class R1	14,078	49,513	(44,997)	(149,713)
Class R2	(2,166)	(9,968)	(5,919)	(19,298)
Class R3	18,333	66,213	(365,800)	(1,259,458)
Class R4	6,432	22,716	44,457	147,954
Class 529A	51,996	183,607	81,770	273,824
Class 529B	(8,138)	(28,195)	16,425	54,758
Class 529C	46,514	165,774	67,956	232,612
	12,639,956	$44,760,968	(1,696,494)	$(3,047,063)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 13%, 13%, and 6%, respectively, of the value of outstanding voting shares of the fund. In addition, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund and MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

53

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2011, the fund’s commitment fee and interest expense were $4,779 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,534,416	170,701,973	(154,487,826)	39,748,563

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,697	$39,748,563

54

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

55

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and in the 4th quintile for the 5-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

56

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of one of the portfolio managers in 2011. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

57

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

58

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

59

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

60

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

61

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Municipal High Income Fund

SEMIANNUAL REPORT

July 31, 2011

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	21.5%
Healthcare Revenue — Long Term Care	10.8%
Universities — Colleges	10.1%
Tobacco	6.6%
Industrial Revenue — Airlines	4.7%

Composition including fixed income credit quality (a)(i)
AAA	5.1%
AA	8.5%
A	12.9%
BBB	33.7%
BB	13.7%
B	5.7%
CCC	0.8%
CC	0.1%
Not Rated	19.2%
Cash & Other	0.3%

Portfolio facts (i)
Average Duration (d)	10.4
Average Effective Maturity (m)	21.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 7/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/11	Ending Account Value 7/31/11	Expenses Paid During Period (p) 2/01/11-7/31/11
A	Actual	0.71%	$1,000.00	$1,073.61	$3.65
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
B	Actual	1.50%	$1,000.00	$1,070.87	$7.70
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
C	Actual	1.71%	$1,000.00	$1,069.77	$8.78
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
I	Actual (i)	0.71%	$1,000.00	$1,031.46	$1.21
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56

(h)	5% class return per year before expenses.
(i)	For the period of class inception, June 1, 2011, through the stated period.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.04% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.2%
Issuer	Shares/Par	Value ($)

Airport Revenue - 0.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$5,851,182
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,392,191
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,481,776
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	2,817,363
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	6,425,881

		$18,968,393
General Obligations - General Purpose - 2.8%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$6,960,000	$7,440,379
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.75%, 2041	13,500,000	13,441,815
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,467,778
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	3,895,000
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,368,276
State of California (Veterans), 5.05%, 2036	2,000,000	1,838,600
Texas Department of Transportation, 7%, 2012	50,104	50,503
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,086,681

		$56,589,032
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$1,965,000	$2,028,804
Guam Government, “A”, 7%, 2039	2,060,000	2,124,890
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,565,000	1,297,275

		$5,450,969
General Obligations - Schools - 1.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$644,100
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	606,796
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,120,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	$4,785,000	$1,432,868
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,179,739
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	763,788
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	684,114
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,374,316
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	931,019
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,181,816
Los Angeles, CA, Unified School District, “D”, 5%, 2034	560,000	567,644
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	195,293
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	1,610,253
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,471,994
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	788,049
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,316,014
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,346,390
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,388,980
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,254,695
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,147,218
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	448,302

		$22,454,340
Healthcare Revenue - Hospitals - 21.2%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,662,405
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,926,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$5,785,000	$4,864,491
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,406,066
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,367,875
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,382,480
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	4,971,395
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,096,207
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,810,484
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,575,682
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	550,518
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	253,647
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,106,012
Chemung County, NY, Industrial Developement Agency, (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	652,856
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6%, 2013	1,100,000	951,588
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	275,000	273,845
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,518,540
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,261,666
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	3,739,768
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	969,310
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,135,799
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,557,183
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,011,021
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,080,000	1,134,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	$4,440,000	$4,615,424
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	665,000	666,742
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	2,095,000	2,094,749
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,810,000	1,819,322
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,689,942
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	692,595
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	770,758
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	2,841,022
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,377,148
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,591,844
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,656,344
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,823,065
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	235,000	229,423
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,885,000	1,530,073
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,820,405
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,267,121
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,767,653
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,026,600
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,314,500
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,677,378
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,554,630
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,654,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	$4,000,000	$3,689,560
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,423,305
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,971,664
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,181,627
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	3,750,000	3,998,250
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,831,320
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	1,983,330
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,730,396
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,716,896
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	436,279
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	870,559
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	724,548
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,136,586
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	1,999,535
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,286,375
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	892,508
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,740,620
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,763,786
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	4,973,815
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	7,396,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$6,485,000	$6,017,367
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	366,429
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,600,800
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,863,967
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,212,028
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	1,857,380
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,435,680
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,492,498
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	3,690,000	2,988,900
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,175,000	4,517,258
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	500,620
Mecosta County, MI, General Hospital Rev., 6%, 2018	990,000	990,059
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,440,000	1,490,616
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,513,655
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,550,880
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	7,282,408
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	772,237
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,404,560
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,020,096
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,004,697
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,500,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$4,935,000	$4,982,031
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	860,000	866,553
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,402,434
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	180,486
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	355,000	362,696
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	489,774
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,055,504
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,112,000
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,004,440
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	379,992
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,287,258
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,711,143
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,045,015
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,350,000	1,353,146
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,184,045
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	712,320
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,288,587
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,022,026
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	979,583
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	2,175,000	2,054,636
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,617,781
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,113,946
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,102,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	$2,860,000	$2,850,591
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,910,000	2,674,494
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,249,200
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,031,653
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,003,487
Salida, CO, Hospital District Rev., 5.25%, 2036	6,040,000	5,196,695
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,374,795
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,102,091
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	477,072
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	795,120
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	789,819
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,330,501
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	797,138
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,330,675
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	808,014
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,572,818
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,416,019
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	917,017
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,149,918
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,703,647
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	615,000	615,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	$1,805,000	$1,804,910
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,250,373
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,158,118
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,154,331
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,043,185
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,195,773
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	5,733,271
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (d)	685,000	58,225
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	7,415,000	630,275
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,130,846
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,540,935
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	633,168
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,920,311
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,745,000	2,291,938
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,131,740
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,769,695
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,588,936
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,763,002
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,185,233
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	4,972,739
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	932,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	$3,760,000	$3,438,445
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,196,600
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	713,132
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	1,295,000	1,326,909
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	3,205,000	3,206,506
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,253,109
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,315,858
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,090,000	1,090,087
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	1,861,771
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,439,198
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	5,894,078
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,651,165
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	855,000	861,147
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,200,000	1,188,588
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	242,243

		$426,853,298
Healthcare Revenue - Long Term Care - 10.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	$1,000,000	$915,710
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,364,223
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,642,108
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,710,000	3,958,331

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$1,320,000	$1,278,341
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,381,635
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	548,117
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	634,456
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	2,903,838
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,500,548
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	594,966
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	120,000	129,940
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	469,445
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	885,000	778,579
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,215,013
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,347,423
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,486,335
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6%, 2030	700,000	699,132
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6.25%, 2040	1,150,000	1,157,912
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,169,301
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	839,017
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	962,022
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,233,749
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,370,000	6,636,243
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	917,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	$435,000	$439,407
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,119,516
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	326,914
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	495,084
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	897,580
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,544,995
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	474,013
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,346,271
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,691,104
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,277,130
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,844,933
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,122,030
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 7.75%, 2030	2,000,000	1,962,860
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	2,996,070
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2046	1,000,000	989,390
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,118,460
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,618,000
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,369,968
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,738,440
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,115,977
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,184,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	$1,730,000	$1,423,236
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)	1,057,000	446,921
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	2,215
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,129,857
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,855,000	1,815,655
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,375,624
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,568,385
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	617,138
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	1,984,053
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	1,250,000	1,236,263
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,047,869
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	930,166
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,460,363
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	1,714,734
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,328,263
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,760,000	1,580,779
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,415,436
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,247,642
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	679,250
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	170,500
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	691,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	$1,010,000	$1,025,998
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,740,000	5,007,059
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	370,000	333,337
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	765,000	684,400
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,209,543
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,138,914
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,219,682
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,605,227
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,242,958
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,457,393
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,209,343
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	443,807
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,403,972
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,322,097
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	728,307
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,131,617
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,451,475
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	311,584
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,223,779
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,713,849
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,297,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	$470,000	$405,624
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	439,335
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (d)	1,840,000	922,815
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (d)	1,690,000	834,657
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,199,385
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,879,332
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	804,510
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	7,637,619
Sterling, IL (Hoosier Care), 7.125%, 2034	1,235,000	1,109,240
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,177,470
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	520,109
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	3,045,000	2,574,487
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,478,620
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	6,841,328
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,028,098
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,579,758
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,272,874
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,336,125
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,578,890
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,987,082
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,038,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	$1,250,000	$1,202,438
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,680,000	3,626,493
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	499,914
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,007,883

		$214,447,006
Healthcare Revenue - Other - 0.2%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,246,413

Human Services - 0.8%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,463,500
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	763,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,396,221
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,155,179
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,028,593
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	55,000	55,057
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,762,448
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	205,000	205,705
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,929,890
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,135,379
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,051
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	880,000	602,272

		$16,697,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 4.6%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,715,787
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,410,503
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	11,597,906
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,159,845
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	7,830,000	7,829,374
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,833,660
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	905,000	918,358
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	7,106,195
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	2,000,000	1,998,560
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.4%, 2023	2,500,000	2,476,975
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,361,033
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	5,940,000	6,146,474
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	20,310,000	20,946,719
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	14,025,000	14,419,804
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), “A”, 8%, 2012	1,235,000	1,270,753

		$92,191,946
Industrial Revenue - Chemicals - 1.7%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, FRN, 5.95%, 2033	$8,190,000	$8,483,612
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,590,940
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	992,370
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,060,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,800,000	$4,997,280
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,113,816
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,139,880
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,492,650
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	433,376
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,387,263
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	122,067

		$34,813,529
Industrial Revenue - Environmental Services - 0.3%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,434,132
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	589,486
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,241,711
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,542,360

		$6,807,689
Industrial Revenue - Metals - 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	4,370,000	4,432,316

		$4,433,751
Industrial Revenue - Other - 2.4%
Baker, FL, Correctional Development Corp., First Mortgage Rev. (Detention Center Project), 7.5%, 2030 (a)	$1,560,000	$1,368,713
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,087,125
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	107,091	5,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (d)	$792,801	$44,238
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,503,180
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	355,000	337,097
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,913,923
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	15,000,000	15,039,750
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,366,983
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,291,789
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	4,417,571
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,403,476
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,937,320
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	533,954
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,632,654
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,003,280
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)	1,605,000	1,315,827
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,155,071

		$47,357,927
Industrial Revenue - Paper - 2.0%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,227,552
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	3,891,063
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,398,513
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,667,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$3,100,000	$3,231,130
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,144,869
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,560,000	5,560,056
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,215,000	2,220,382
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,746,660
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	3,951,200
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,625,437
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	2,250,000	2,274,053
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,026,818
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	16,800
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	143,430

		$40,125,767
Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,712,218
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,305,430
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	3,638,497
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	7,785,000	7,960,474
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	937,526
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	4,180,000	634,608
Harris County-Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,123,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$1,157,197	$12
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,162,409
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,682,312
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,275,143
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	287,469
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,353,524

		$36,072,640
Miscellaneous Revenue - Other - 2.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$848,118
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	813,400
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,392,595
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	865,000	714,706
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,429,009
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	847,010
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	660,000	688,611
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,940,000	3,022,202
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,179,877
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,195,000	1,031,799
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	485,000	408,021
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,965,000	3,972,494
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	1,620,000	1,544,864
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	334,111
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,125,000	3,237,156
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,129,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	$5,000,000	$5,067,250
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	9,070,000	9,316,704
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	100,000	89,172
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,436,507
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	800,000	801,472
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	445,500
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	525,000	444,245
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	373,292
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,570,000	2,113,954

		$49,681,876
Multi-Family Housing Revenue - 0.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$592,785
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	947,457
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,314,361
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	3,850,000	2,132,438
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,281,760
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050 (z)	2,000,000	1,020,940
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	5,266,278	5,003,174
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,300,098

		$13,593,013
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,385,576

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$879,389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - continued
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$1,740,000	$1,704,487

		$2,583,876
Sales & Excise Tax Revenue - 4.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$8,490,000	$8,571,504
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	4,335,000	4,361,660
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	295,000	280,114
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	10,090,000	11,696,631
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2025	20,000,000	23,113,600
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	18,282,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,188,501
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,860,000	1,864,390
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,644,908
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	3,859,317
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	644,542
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	3,000,000	2,951,010
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,390,000	3,702,614
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,835,587
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,372,136
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,810,535
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	3,487,451

		$91,666,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 0.2%
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	$95,000	$99,312
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	325,000	209,398
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	50,000	40,163
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	470,000	479,137
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	200,000	208,058
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	100,000	100,804
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	365,000	373,311
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	404,009
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	435,000	456,837
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	725,000	738,804
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	250,000	254,860

		$3,364,693
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev., “A”, 4.75%, 2021	$2,000,000	$1,907,640
California Housing Finance Agency Rev., “L”, 5.45%, 2033	12,730,000	12,065,239
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	155,000	156,260
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	2,000	2,006
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	220,000	230,624
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	300,000	314,508
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	270,000	285,266
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	70,000	73,420
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	25,000	25,728
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	665,000	681,332
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,150,000	1,222,462
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	975,000	1,038,044
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	45,000	46,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	$170,000	$175,313
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	155,000	160,747
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	155,000	163,570
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,800,000	1,921,770
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	5,000	5,031
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	5,000	5,042
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	710,000	766,047
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	260,000	263,762
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	13,205,000	12,609,322
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	10,000	10,035
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,135,000	2,113,244

		$36,242,721
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$674,902

State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$879,426
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,376,764

		$4,256,190
State & Local Agencies - 1.5%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,113,248
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,472,680
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,522,913
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.432%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.366%, 2018 (p)	150,000	181,068
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$2,030,000	$1,860,373
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,827,093
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	7,768,096
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,119,529
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	2,992,403
Harris County, TX, 5.8%, 2014	521,243	522,103
Harris County, TX, 5.625%, 2020	1,674,382	1,590,027
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,096,008

		$30,365,551
Student Loan Revenue - 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,640,681
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,365,000	3,460,903
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	266,435

		$6,368,019
Tax - Other - 0.8%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$3,340,000	$3,075,606
New York Dormitory Authority State Personal Income Tax Rev.,”C”, 5%, 2034	9,000,000	9,426,510
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,274,500

		$16,776,616
Tax Assessment - 3.9%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,056,820
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,244,918
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,476,938
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (d)	635,000	107,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	330,000	281,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	$1,745,000	$1,191,172
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	595,000	454,491
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,373,340
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,430,387
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	1,930,000	1,459,292
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,602,652
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,645,000	2,180,088
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	610,000	610,744
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	674,300
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	450,000	430,857
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,635,000	1,254,207
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	742,099
Fishhawk Community Development District, FL, 7.04%, 2014	175,000	172,352
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,965,000	1,657,851
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,825,000	1,737,491
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (d)	2,862,000	1,202,040
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,595,000	1,264,229
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,247,432
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	946,795
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,300,000	2,935,746
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,825,000	1,545,812
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	680,000	634,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)	$2,300,000	$1,381,702
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	1,360,000	435,200
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	842,614
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	680,000	636,677
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,529,660
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,223,640
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,780,000	3,117,215
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	869,000	808,492
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	2,997,438
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	661,310
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	785,000	682,722
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,205,000	686,850
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,455,000	2,070,572
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2010 (d)	2,625,000	938,438
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	668,628
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	450,000	302,018
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	3,215,000	960,481
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,600,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	565,000	412,450
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,695,000	2,204,510
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,740,000	1,453,787

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	$2,000,000	$880,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,450,000	638,000
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,469,917
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	2,222,322
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,035,000	1,237,829
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,545,581
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (d)	790,000	355,500
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	605,000	516,712
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,475,000	778,372
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	1,515,000	1,380,726

		$77,641,227
Tobacco - 6.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$4,345,000	$4,555,950
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	495,000	520,052
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	25,260,000	20,404,775
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	7,985,000	6,218,478
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,384,381
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,000,000	4,035,250
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	8,317,773
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,595,000	3,333,931
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,590,000	2,598,521
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	850,237
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,323,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$5,015,000	$3,748,462
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,400,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	374,084
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	14,781,813
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	1,105,202
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,501,198
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	3,705,000	3,706,927
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,896,972
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	3,687,500
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,640,000	1,715,243
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	50,403
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	23,810,059
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	7,265,000	704,923
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	5,640,000	317,701
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	875,000	888,563
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,993,924

		$131,226,362
Toll Roads - 0.9%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$718,632
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	4,096,088
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,465,791
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	5,990,000	6,083,744
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,320,768
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	1,580,000	1,679,856

		$18,364,879
Transportation - Services - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,229,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.3%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$6,239,880

Universities - Colleges - 10.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	$1,305,000	$1,346,512
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,042,435
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	2,605,987
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	722,461
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,869,671
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,304,015
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,970,000	1,728,911
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,024,212
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,954,009
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	915,768
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,216,958
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,264,221
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,589,569
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,120,900
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	528,544
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	250,000	256,448
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,533,825
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,420,189
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,078,336
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	524,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$4,535,000	$4,213,469
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	9,758,201
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,309,938
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,201,368
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	6,071,202
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,289,315
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,500,912
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,012,715
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	713,808
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	407,859
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,560,000	1,383,314
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,248,500
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,414,220
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,546,901
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,263,994
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	4,278,323
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,400,100
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,400,100
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	20,938,800
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,687,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	$4,280,000	$4,903,040
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	6,102,550
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,844,885
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,209,060
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,454,535
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,317,245
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	5,294,929
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,888,367
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	942,748
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,350,741
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,565,080
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,454,383
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,793,660
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	700,735
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,403,918

		$201,314,274
Universities - Dormitories - 1.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$5,675,226
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	1,943,536
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,045,993
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,587,210
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	1,939,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	$4,365,000	$4,414,325
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,775,000	2,325,728
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	739,112
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,025,157
Pennsylvania Higher Education Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	5,500,000	5,565,395

		$27,260,957
Universities - Secondary Schools - 3.1%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$6,000,000	$5,801,880
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	5,655,000	5,268,028
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,469,770
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,558,761
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,575,000	2,424,285
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,490,000	4,879,018
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 7.625%, 2041	4,125,000	4,162,785
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,703,717
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	4,523,259
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,315,723
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,443,958
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	446,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	$550,000	$550,396
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,391,176
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	462,270
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	477,172
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,021,103
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),”A”, 7.375%, 2041	2,500,000	2,583,500
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	3,774,312
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 2035	4,015,000	4,098,512
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,426,608
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,265,000	1,000,286
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	4,758,030

		$62,119,125
Utilities - Cogeneration - 0.2%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$185,000	$185,492
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,323,957
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,850,000	1,797,830

		$3,307,279
Utilities - Investor Owned - 4.0%
Apache County, AZ, Industrial Development Authority Pollution Control Rev. (Tuscon Electric Power Co.),”A”, 5.85%, 2028	$5,625,000	$5,625,900
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	805,759
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,334,975
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	270,000	262,686
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,049,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Delaware Economic Development Authority Rev. (Indian River Power LLC), 5.375%, 2045	$5,645,000	$5,096,927
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,160,000	11,021,839
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,293,886
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), ”A”, FGIC, 4.8%, 2025	1,000,000	919,890
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	1,961,267
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), ”A”, 5%, 2035	4,700,000	4,709,635
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	745,554
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,248,419
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	4,015,541
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,819,208
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,162,697
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), ”C”, 5.45%, 2029	1,365,000	1,367,402
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,676,381
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,707,774
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,839,919
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,987,186
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,510,853
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,439,363
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,848

		$81,149,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$2,882,250
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,049,691
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	5,240,000	5,276,837
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,228,454

		$11,437,232
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,309,120
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,633,877
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,196,171
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,865,000	5,161,716
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,060,000	7,721,875
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,068,240
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,089,643
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	8,597,213
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	12,188,931
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,101,400
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,200,036

		$57,268,222
Water & Sewer Utility Revenue - 1.7%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,328,729
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,427,023
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,217,637
East Bay, CA, Municipal Utility District Water System Rev.,”A”, 5%, 2028	5,000,000	5,461,850
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,126,224
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,294,578
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,132,802
New York Environmental Facilities Corp., Clean Water & Drinking, 5%, 2024	1,685,000	1,894,277

		$33,883,120
Total Municipal Bonds (Identified Cost, $2,056,581,847)		$1,997,910,953

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.9%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	58,973,445	$58,973,445
Total Investments (Identified Cost, $2,115,555,292)		$2,056,884,398

Other Assets, Less Liabilities - (2.1)%		(42,280,185)
Net Assets - 100.0%		$2,014,604,213

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,463,521 representing 1.1% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,281,760
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050	11/02/05	2,000,000	1,020,940
Total Restricted Securities			$2,302,700
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivatives Contracts at 7/31/11

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (short)	USD	144	$18,099,000	September - 2011	$(437,004)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,056,581,847)	$1,997,910,953
Underlying affiliated funds, at cost and value	58,973,445
Total investments, at value (identified cost, $2,115,555,292)	$2,056,884,398
Cash	277,271
Receivables for
Investments sold	17,773,436
Fund shares sold	4,515,985
Interest and dividends	29,019,806
Other assets	6,571
Total assets	$2,108,477,467
Liabilities
Payables for
Distributions	$3,584,096
Daily variation margin on open futures contracts	171,000
Investments purchased	22,642,938
Fund shares reacquired	5,034,519
Payable to the holder of the floating rate certificate from trust assets	61,632,252
Payable for interest expense and fees	76,319
Payable to affiliates
Investment adviser	113,810
Shareholder servicing costs	397,542
Distribution and service fees	29,227
Payable for independent Trustees’ compensation	24,220
Accrued expenses and other liabilities	167,331
Total liabilities	$93,873,254
Net assets	$2,014,604,213
Net assets consist of
Paid-in capital	$2,178,785,434
Unrealized appreciation (depreciation) on investments	(59,107,898)
Accumulated net realized gain (loss) on investments	(111,871,786)
Undistributed net investment income	6,798,463
Net assets	$2,014,604,213
Shares of beneficial interest outstanding	270,600,564

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,750,322,019	235,131,290	$7.44
Class B	45,773,705	6,142,997	7.45
Class C	209,273,878	28,085,311	7.45
Class I	9,234,611	1,240,966	7.44

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.81 [100 / 95.25 x $7.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$57,190,518
Dividends from underlying affiliated funds	40,604
Total investment income	$57,231,122
Expenses
Management fee	$4,835,435
Distribution and service fees	1,260,299
Shareholder servicing costs	695,735
Administrative services fee	131,703
Independent Trustees’ compensation	26,046
Custodian fee	105,310
Shareholder communications	45,160
Auditing fees	26,147
Legal fees	16,714
Interest expense and fees	302,020
Miscellaneous	150,181
Total expenses	$7,594,750
Fees paid indirectly	(57)
Reduction of expenses by investment adviser	(181,805)
Net expenses	$7,412,888
Net investment income	$49,818,234
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$(18,227,009)
Change in unrealized appreciation (depreciation)
Investments	$96,527,801
Futures contracts	(437,004)
Net unrealized gain (loss) on investments	$96,090,797
Net realized and unrealized gain (loss) on investments	$77,863,788
Change in net assets from operations	$127,682,022

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/11	Year ended 1/31/11
Change in net assets	(unaudited)
From operations
Net investment income	$49,818,234	$103,096,670
Net realized gain (loss) on investments	(18,227,009)	(22,393,141)
Net unrealized gain (loss) on investments	96,090,797	(50,497,463)
Change in net assets from operations	$127,682,022	$30,206,066
Distributions declared to shareholders
From net investment income	$(49,468,307)	$(101,492,788)
Change in net assets from fund share transactions	$212,710,195	$61,326,708
Total change in net assets	$290,923,910	$(9,960,014)
Net assets
At beginning of period	1,723,680,303	1,733,640,317
At end of period (including undistributed net investment income of $6,798,463 and $6,448,536, respectively)	$2,014,604,213	$1,723,680,303

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class A			2011	2010	2009	2008		2007

Net asset value, beginning of period	$7.13		$7.39	$6.33	$8.06	$8.49		$8.41
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.43	$0.44	$0.47		$0.45
Net realized and unrealized gain (loss) on investments	0.31		(0.27)	1.05	(1.73)	(0.47)		0.07
Total from investment operations	$0.52		$0.16	$1.48	$(1.29)	$(0.00	)(w)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.42)	$(0.44)	$(0.43)		$(0.44)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—		$0.00	(w)
Net asset value, end of period	$7.44		$7.13	$7.39	$6.33	$8.06		$8.49
Total return (%) (r)(s)(t)(x)	7.36	(n)	2.03	24.03	(16.50)	0.04		6.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.72	0.72	0.80	0.86		0.97
Expenses after expense reductions (f)	0.71	(a)	0.70	0.69	0.70	0.76		0.87
Net investment income	5.80	(a)	5.68	6.17	5.97	5.60		5.32
Portfolio turnover	11		20	17	38	38		13
Net assets at end of period (000 omitted)	$1,750,322		$1,463,867	$1,452,126	$1,039,232	$1,267,514		$1,335,269
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.67	0.64	0.63		0.72

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.13		$7.40	$6.33	$8.06	$8.50	$8.41
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.38	$0.38	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.32		(0.28)	1.06	(1.73)	(0.47)	0.07
Total from investment operations	$0.50		$0.09	$1.44	$(1.35)	$(0.07)	$0.46
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.38)	$(0.37)	$(0.37)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00	(w)
Net asset value, end of period	$7.45		$7.13	$7.40	$6.33	$8.06	$8.50
Total return (%) (r)(s)(t)(x)	7.09	(n)	1.10	23.25	(17.16)	(0.85)	5.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.64	1.50	1.56	1.63	1.74
Expenses after expense reductions (f)	1.50	(a)	1.49	1.47	1.47	1.53	1.64
Net investment income	5.02	(a)	4.89	5.45	5.18	4.83	4.60
Portfolio turnover	11		20	17	38	38	13
Net assets at end of period (000 omitted)	$45,774		$50,750	$68,348	$75,791	$127,599	$178,566
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.46	1.45	1.41	1.40	1.50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.13		$7.40	$6.33	$8.06	$8.50	$8.42
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.36	$0.36	$0.38	$0.36
Net realized and unrealized gain (loss) on investments	0.32		(0.27)	1.06	(1.72)	(0.47)	0.08
Total from investment operations	$0.49		$0.08	$1.42	$(1.36)	$(0.09)	$0.44
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.35)	$(0.37)	$(0.35)	$(0.36)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00	(w)
Net asset value, end of period	$7.45		$7.13	$7.40	$6.33	$8.06	$8.50
Total return (%) (r)(s)(t)(x)	6.98	(n)	0.88	22.99	(17.36)	(1.08)	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.72	1.72	1.80	1.86	1.97
Expenses after expense reductions (f)	1.71	(a)	1.70	1.69	1.70	1.76	1.87
Net investment income	4.81	(a)	4.68	5.17	4.96	4.60	4.30
Portfolio turnover	11		20	17	38	38	13
Net assets at end of period (000 omitted)	$209,274		$209,064	$213,166	$155,407	$172,283	$170,047
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.67	1.67	1.64	1.63	1.72

See Notes to Financial Statements

Financial Highlights – continued

Class I	Period ended 7/31/11 (i)
	(unaudited)
Net asset value, beginning of period	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments	0.16	(g)
Total from investment operations	$0.23
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period	$7.44
Total return (%) (r)(s)(x)	3.15	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	5.50	(a)
Portfolio turnover	11
Net assets at end of period (000 omitted)	$9,235
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 1, 2011 through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,997,910,953	$—	$1,997,910,953
Mutual Funds	58,973,445	—	—	58,973,445
Total Investments	$58,973,445	$1,997,910,953	$—	$2,056,884,398

Other Financial Instruments
Futures	$(437,004)	$—	$—	$(437,004)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(437,004)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions at period end.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(437,004)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For

Notes to Financial Statements (unaudited) – continued

derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at

Notes to Financial Statements (unaudited) – continued

par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At July 31, 2011, the fund’s payable to the holder of the floating rate certificate from trust assets was $61,632,252 and the interest rate on these floating rate certificates issued by the trust was 1.56%. For the six months ended July 31, 2011, the average payable to the holder of the floating rate certificate from trust assets was $62,007,250 at a weighted average interest rate of 0.98%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2011, interest expense and fees in connection with self-deposited inverse floaters was $302,020. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the

Notes to Financial Statements (unaudited) – continued

ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for

Notes to Financial Statements (unaudited) – continued

financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/11
Ordinary income (including any short-term capital gains)	$178,296
Tax-exempt income	101,314,492
Total distributions	$101,492,788

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11
Cost of investments	$2,046,902,393
Gross appreciation	65,508,223
Gross depreciation	(117,158,470)
Net unrealized appreciation (depreciation)	$(51,650,247)

As of 1/31/11
Undistributed ordinary income	841,790
Undistributed tax-exempt income	15,482,104
Capital loss carryforwards	(93,274,609)
Post-October capital loss deferral	(7,167,693)
Other temporary differences	(9,875,358)
Net unrealized appreciation (depreciation)	(148,401,170)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/12	$(15,537,212)
1/31/13	(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
1/31/17	(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(93,274,609)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/11	Year ended 1/31/11
Class A	$43,351,332	$88,017,538
Class B	1,180,699	2,988,068
Class C	4,890,545	10,487,182
Class I (i)	45,731	—
Total	$49,468,307	$101,492,788

(i)	For the period from the class’ inception, June 1, 2011 through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2012. For the six months ended July 31, 2011, this reduction amounted to $128,278 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $180,765 for the six months ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.79%	$236,586
Class C	0.75%	0.25%	1.00%	1.00%	1,023,713
Total Distribution and Service Fees					$1,260,299

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2011 based on each class’ average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2012. For the six months ended July 31, 2011 this waiver amounted to $48,677 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2011, were as follows:

Amount
Class A	$30,934
Class B	42,093
Class C	14,272

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2011, the fee was $189,089, which equated to 0.0215% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31,

Notes to Financial Statements (unaudited) – continued

2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $506,646.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2011 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $1,224 and is included in independent Trustees’ compensation for the six months ended July 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $24,203 at July 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,145 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,850, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses

Notes to Financial Statements (unaudited) – continued

associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $353,511,048 and $182,816,182, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/11		Year ended 1/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	51,718,442	$378,030,284	64,283,536	$482,956,643
Class B	392,809	2,852,636	1,163,969	8,792,095
Class C	2,042,396	14,788,169	7,917,543	59,772,338
Class I (i)	1,253,729	9,252,591	—	—
	55,407,376	$404,923,680	73,365,048	$551,521,076
Shares issued to shareholders in reinvestment of distributions
Class A	3,610,430	$26,194,514	6,547,313	$49,068,380
Class B	82,157	596,379	184,317	1,383,354
Class C	353,094	2,563,621	704,861	5,287,949
Class I (i)	3,509	26,064	—	—
	4,049,190	$29,380,578	7,436,491	$55,739,683
Shares reacquired
Class A	(25,597,686)	$(184,886,763)	(61,884,095)	$(459,714,013)
Class B	(1,445,560)	(10,459,761)	(3,472,013)	(25,935,255)
Class C	(3,614,765)	(26,126,831)	(8,125,994)	(60,284,783)
Class I (i)	(16,272)	(120,708)	—	—
	(30,674,283)	$(221,594,063)	(73,482,102)	$(545,934,051)
Net change
Class A	29,731,186	$219,338,035	8,946,754	$72,311,010
Class B	(970,594)	(7,010,746)	(2,123,727)	(15,759,806)
Class C	(1,219,275)	(8,775,041)	496,410	4,775,504
Class I (i)	1,240,966	9,157,947	—	—
	28,782,283	$212,710,195	7,319,437	$61,326,708

(i)	For the period from the class’ inception, June 1, 2011 through the stated period end.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2011, the fund’s commitment fee and interest expense were $8,572 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,011,259	282,753,499	(245,791,313)	58,973,445

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,604	$58,973,445

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® High Yield Opportunities Fund

SEMIANNUAL REPORT

July 31, 2011

HYO-SEM

MFS® HIGH YIELD OPPORTUNITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy — Independent	7.7%
Broadcasting	5.6%
Medical & Health Technology & Services	5.6%
Utilities — Electric Power	4.6%
Telecommunications — Wireless	4.6%

Composition including fixed income credit quality (a)(i)
AAA (o)	0.0%
A	0.9%
BBB	5.9%
BB	25.0%
B	43.5%
CCC	16.7%
CC	0.9%
C	0.5%
D	0.5%
Not Rated	0.5%
Non-Fixed Income	1.8%
Cash & Other	3.8%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	7.1 yrs.
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash and Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 7/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/11	Ending Account Value 7/31/11	Expenses Paid During Period (p) 2/01/11-7/31/11
A	Actual	1.05%	$1,000.00	$1,035.41	$5.30
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,031.57	$9.07
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,031.58	$9.07
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,036.71	$4.04
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
W	Actual	0.90%	$1,000.00	$1,036.18	$4.54
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
R1	Actual	1.80%	$1,000.00	$1,031.57	$9.07
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,034.13	$6.56
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,035.42	$5.30
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,036.70	$4.04
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

7/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.2%
Issuer	Shares/Par		Value ($)

Aerospace - 1.9%
BE Aerospace, Inc., 8.5%, 2018		$1,205,000	$1,330,019
Bombardier, Inc., 7.5%, 2018 (n)		2,165,000	2,424,800
Bombardier, Inc., 7.75%, 2020 (n)		865,000	973,125
CPI International Acquisition, Inc., 8%, 2018 (n)		1,615,000	1,534,250
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		3,047,000	2,285,240
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,845,000	2,465,505
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$1,425,000	1,471,313

			$12,484,252
Airlines - 0.0%
Tam Capital 3, Inc., 8.375%, 2021 (n)		$237,000	$250,865

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$535,000	$587,831
Hanesbrands, Inc., 6.375%, 2020		855,000	850,725
Phillips-Van Heusen Corp., 7.375%, 2020		1,500,000	1,616,250

			$3,054,806
Asset-Backed & Securitized - 2.2%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,500,000	$675,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038 (z)		1,136,457	147,739
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (d)(z)		292,762	2,928
Babson Ltd., CLO, “D”, FRN, 1.749%, 2018 (n)		1,005,000	748,725
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2018 (z)		3,830,049	1,955,609
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2017		2,500,000	1,471,000
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,083,528	54,176
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)		972,391	76,916
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,241,081	1,228,670
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.741%, 2049		1,607,194	1,086,544
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.741%, 2049		2,453,353	1,421,266
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.059%, 2051		1,390,000	980,292
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.741%, 2049		6,734,569	3,093,272
LB Commercial Conduit Mortgage Trust, FRN, 0.882%, 2030 (i)		1,314,268	26,548

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)	$2,738,404	$75,306
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.688%, 2047	1,607,503	782,255
Wachovia Bank Commercial Mortgage Trust, FRN, 5.748%, 2047	1,014,976	410,372

		$14,237,657
Automotive - 2.4%
Accuride Corp., 9.5%, 2018	$1,820,000	$1,942,850
Allison Transmission, Inc., 7.125%, 2019 (n)	1,130,000	1,107,400
Automotores Gildemeister S.A., 8.25%, 2021 (n)	116,000	122,148
Ford Motor Credit Co. LLC, 8%, 2014	1,090,000	1,211,528
Ford Motor Credit Co. LLC, 12%, 2015	5,036,000	6,322,970
General Motors Financial Co., Inc., 6.75%, 2018 (n)	1,160,000	1,183,200
Goodyear Tire & Rubber Co., 10.5%, 2016	1,029,000	1,158,911
Jaguar Land Rover PLC, 7.75%, 2018 (n)	335,000	340,025
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,745,000	1,766,813

		$15,155,845
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,305,000	$1,435,500

Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,356,300
AMC Networks, Inc., 7.75%, 2021 (n)	1,061,000	1,116,703
Citadel Broadcasting Corp., 7.75%, 2018 (n)	295,000	317,494
Clear Channel Communications, Inc., 9%, 2021 (n)	1,000,000	945,000
EH Holding Corp., 7.625%, 2021 (n)	1,075,000	1,107,250
Entravision Communications Corp., 8.75%, 2017	415,000	433,675
Gray Television, Inc., 10.5%, 2015	430,000	446,125
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,670,000	1,772,288
Intelsat Bermuda Ltd., 11.25%, 2017	1,430,000	1,530,100
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,150,000	3,311,438
Intelsat Jackson Holdings Ltd., 11.25%, 2016	625,000	665,625
Lamar Media Corp., 6.625%, 2015	650,000	658,938
Lamar Media Corp., “C”, 6.625%, 2015	420,000	424,720
LBI Media Holdings, Inc., 11%, 2013	2,110,000	2,025,600
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	1,109,375
Liberty Media Corp., 8.5%, 2029	1,440,000	1,432,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,170,072	3,162,147
Newport Television LLC, 13%, 2017 (n)(p)	1,268,086	1,229,779

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Nexstar Broadcasting Group, Inc., 8.875%, 2017	$685,000	$720,963
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,610,000	1,771,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	290,000	306,675
SIRIUS XM Radio, Inc., 13%, 2013 (n)	945,000	1,108,013
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,538,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,055,000	1,118,300
Univision Communications, Inc., 6.875%, 2019 (n)	475,000	471,438
Univision Communications, Inc., 7.875%, 2020 (n)	1,225,000	1,263,281
Univision Communications, Inc., 8.5%, 2021 (z)	415,000	410,850

		$31,754,577
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$1,665,000	$1,702,463
E*TRADE Financial Corp., 12.5%, 2017	2,280,000	2,724,600

		$4,427,063
Building - 2.1%
Associated Materials LLC, 9.125%, 2017	$435,000	$439,350
Building Materials Holding Corp., 6.875%, 2018 (n)	1,150,000	1,184,500
Building Materials Holding Corp., 7%, 2020 (n)	590,000	618,025
Building Materials Holding Corp., 6.75%, 2021 (n)	740,000	750,175
CEMEX Espana S.A., 9.25%, 2020	3,090,000	2,850,525
CEMEX Finance LLC, 9.5%, 2016 (n)	601,000	581,468
CEMEX S.A.B. de C.V., 9%, 2018 (n)	609,000	572,460
CEMEX S.A.B. de C.V., FRN, 5.246%, 2015 (n)	236,000	217,120
Masonite International Corp., 8.25%, 2021 (n)	730,000	735,475
Nortek, Inc., 10%, 2018 (n)	845,000	859,788
Nortek, Inc., 8.5%, 2021 (n)	1,765,000	1,645,863
Owens Corning, 9%, 2019	1,950,000	2,377,678
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)	625,000	635,938

		$13,468,365
Business Services - 1.2%
Ceridian Corp., 12.25%, 2015 (p)	$470,000	$484,100
iGate Corp., 9%, 2016 (z)	625,000	625,000
Interactive Data Corp., 10.25%, 2018	2,185,000	2,436,275
Iron Mountain, Inc., 8.375%, 2021	715,000	765,050
SunGard Data Systems, Inc., 10.25%, 2015	2,678,000	2,778,425
SunGard Data Systems, Inc., 7.375%, 2018	735,000	746,025

		$7,834,875

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 3.6%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$435,000	$451,313
Cablevision Systems Corp., 8.625%, 2017		1,930,000	2,132,650
CCH II LLC, 13.5%, 2016		2,785,000	3,286,300
CCO Holdings LLC, 7.875%, 2018		395,000	424,625
CCO Holdings LLC, 8.125%, 2020		2,625,000	2,880,938
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,776,463
CSC Holdings LLC, 8.5%, 2014		540,000	602,100
Insight Communications Co., Inc., 9.375%, 2018 (n)		1,465,000	1,587,694
Mediacom LLC, 9.125%, 2019		1,895,000	2,018,175
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	573,375
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,000,000	1,375,832
UPCB Finance III Ltd., 6.625%, 2020 (n)		$2,315,000	2,320,788
Videotron LTEE, 6.875%, 2014		507,000	512,704
Virgin Media Finance PLC, 9.5%, 2016		700,000	787,500
Virgin Media Finance PLC, 8.375%, 2019		935,000	1,044,863
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	700,000	1,028,461

			$22,803,781
Chemicals - 3.2%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,690,000	$1,825,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,825,000	1,934,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		445,000	460,575
Huntsman International LLC, 8.625%, 2021		2,335,000	2,600,606
Lyondell Chemical Co., 8%, 2017 (n)		661,000	746,930
Lyondell Chemical Co., 11%, 2018		4,427,369	5,013,995
Momentive Performance Materials, Inc., 12.5%, 2014		1,747,000	1,895,495
Momentive Performance Materials, Inc., 11.5%, 2016		2,369,000	2,522,985
Polypore International, Inc., 7.5%, 2017		1,490,000	1,583,125
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		228,000	240,855
Solutia, Inc., 7.875%, 2020		1,290,000	1,406,100

			$20,230,366
Computer Software - 0.4%
Lawson Software, Inc., 11.5%, 2018 (z)		$1,675,000	$1,641,500
Syniverse Holdings, Inc., 9.125%, 2019 (n)		1,080,000	1,129,950

			$2,771,450
Computer Software - Systems - 0.4%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$1,825,000	$1,998,375
Eagle Parent, Inc., 8.625%, 2019 (n)		885,000	849,600

			$2,847,975

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,325,000	$2,447,063
Dynacast International LLC, 9.25%, 2019 (z)	1,230,000	1,259,213
Griffon Corp., 7.125%, 2018 (n)	1,660,000	1,655,850
Pinafore LLC, 9%, 2018 (n)	2,750,000	3,004,375

		$8,366,501
Construction - 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	$122,000	$128,100

Consumer Products - 1.1%
ACCO Brands Corp., 10.625%, 2015	$180,000	$200,925
Easton-Bell Sports, Inc., 9.75%, 2016	1,145,000	1,263,794
Elizabeth Arden, Inc., 7.375%, 2021	1,000,000	1,040,000
Jarden Corp., 7.5%, 2020	1,765,000	1,853,250
Libbey Glass, Inc., 10%, 2015	981,000	1,064,385
Visant Corp., 10%, 2017	1,450,000	1,498,938

		$6,921,292
Consumer Services - 0.9%
Realogy Corp., 10.5%, 2014	$396,000	$390,060
Realogy Corp., 11.5%, 2017	1,300,000	1,313,000
Service Corp. International, 7%, 2017	2,870,000	3,113,950
Service Corp. International, 7%, 2019	750,000	800,625

		$5,617,635
Containers - 1.4%
Exopack Holding Corp., 10%, 2018 (z)	$1,215,000	$1,221,075
Greif, Inc., 6.75%, 2017	685,000	722,675
Greif, Inc., 7.75%, 2019	1,450,000	1,584,125
Owens-Illinois, Inc., 7.375%, 2016	1,285,000	1,403,863
Packaging Dynamics Corp., 8.75%, 2016 (z)	575,000	592,250
Reynolds Group, 8.5%, 2016 (n)	730,000	761,025
Reynolds Group, 7.125%, 2019 (n)	2,495,000	2,426,388

		$8,711,401
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018 (n)	$792,000	$813,780
ManTech International Corp., 7.25%, 2018	825,000	861,094
MOOG, Inc., 7.25%, 2018	710,000	754,375

		$2,429,249
Electronics - 1.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$601,000	$670,115

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,830,000	$3,084,700
Freescale Semiconductor, Inc., 8.05%, 2020 (z)	1,240,000	1,249,300
NXP B.V., 9.75%, 2018 (n)	884,000	992,290
Sensata Technologies B.V., 6.5%, 2019 (n)	1,565,000	1,580,650

		$7,577,055
Emerging Market Quasi-Sovereign - 2.1%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$1,466,000	$1,528,305
Ecopetrol S.A., 7.625%, 2019	547,000	664,605
Franshion Development Ltd., 6.75%, 2021 (n)	210,000	202,125
Gaz Capital S.A., 9.25%, 2019	624,000	800,280
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	420,000	522,900
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	844,103
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,407,880
Novatek Finance Ltd., 6.604%, 2021 (n)	218,000	232,715
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,387,000	1,407,805
Petrobras International Finance Co., 6.75%, 2041	245,000	274,793
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,123,912
Provence of Buenos Aires, 11.75%, 2015 (n)	1,491,000	1,555,113
SCF Capital Ltd., 5.375%, 2017 (n)	639,000	638,201
VEB Finance Ltd., 6.902%, 2020 (n)	1,206,000	1,308,510

		$13,511,247
Emerging Market Sovereign - 1.3%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$831,475
Government of Ukraine, 6.875%, 2015 (n)	240,000	250,200
Government of Ukraine, 6.25%, 2016	732,000	739,320
Republic of Argentina, 8.75%, 2017	1,394,000	1,460,215
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	905,655
Republic of Hungary, 6.375%, 2021	584,000	606,630
Republic of Philippines, 5.5%, 2026	343,000	367,010
Republic of Uruguay, 8%, 2022	449,000	584,823
Republic of Venezuela, 7%, 2018	824,000	591,220
Republic of Venezuela, 9.25%, 2027	797,000	595,758
Republic of Venezuela, 7%, 2038	2,047,000	1,197,495

		$8,129,801
Energy - Independent - 7.6%
ATP Oil & Gas Corp., 11.875%, 2015	$1,440,000	$1,468,800
Berry Petroleum Co., 10.25%, 2014	880,000	1,005,400
Bill Barrett Corp., 9.875%, 2016	1,420,000	1,604,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,265,000	1,347,225

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Chaparral Energy, Inc., 8.875%, 2017	$1,930,000	$1,987,900
Concho Resources, Inc., 8.625%, 2017	925,000	1,017,500
Concho Resources, Inc., 6.5%, 2022	2,045,000	2,137,025
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	1,535,000	1,477,438
Continental Resources, Inc., 8.25%, 2019	1,455,000	1,600,500
Denbury Resources, Inc., 8.25%, 2020	1,460,000	1,613,300
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,480,000	1,594,700
EXCO Resources, Inc., 7.5%, 2018	1,590,000	1,582,050
Harvest Operations Corp., 6.875%, 2017 (n)	2,545,000	2,653,163
LINN Energy LLC, 6.5%, 2019 (n)	735,000	734,081
LINN Energy LLC, 8.625%, 2020	425,000	470,688
LINN Energy LLC, 7.75%, 2021 (n)	1,188,000	1,265,220
Newfield Exploration Co., 6.625%, 2016	1,230,000	1,268,438
Newfield Exploration Co., 6.875%, 2020	580,000	624,950
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,524,000	2,660,296
OPTI Canada, Inc., 8.25%, 2014 (d)	5,265,000	3,402,506
Petrohawk Energy Corp., 7.25%, 2018	580,000	674,250
Pioneer Natural Resources Co., 6.875%, 2018	1,340,000	1,473,922
Pioneer Natural Resources Co., 7.5%, 2020	1,465,000	1,687,258
Plains Exploration & Production Co., 7%, 2017	2,290,000	2,393,050
QEP Resources, Inc., 6.875%, 2021	2,225,000	2,414,125
Quicksilver Resources, Inc., 9.125%, 2019	1,655,000	1,828,775
Range Resources Corp., 8%, 2019	580,000	640,900
SandRidge Energy, Inc., 8%, 2018 (n)	3,550,000	3,763,000
W&T Offshore, Inc., 8.5%, 2019 (n)	1,045,000	1,085,494
Whiting Petroleum Corp., 6.5%, 2018	870,000	896,100

		$48,372,654
Energy - Integrated - 0.4%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,049,000	$1,205,039
CCL Finance Ltd., 9.5%, 2014	459,000	527,276
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,101,750

		$2,834,065
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$1,280,000	$1,292,800

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$2,000,000	$2,125,000
AMC Entertainment, Inc., 9.75%, 2020	1,160,000	1,183,200
Cinemark USA, Inc., 8.625%, 2019	1,000,000	1,092,500
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	710,000	767,688

		$5,168,388

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 5.4%
CIT Group, Inc., 5.25%, 2014 (n)		$2,160,000	$2,165,400
CIT Group, Inc., 7%, 2016		2,410,000	2,416,025
CIT Group, Inc., 7%, 2017		7,770,000	7,789,425
CIT Group, Inc., 6.625%, 2018 (n)		1,965,000	2,073,075
Credit Acceptance Corp., 9.125%, 2017		805,000	853,300
Credit Acceptance Corp., 9.125%, 2017 (z)		685,000	724,388
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		1,850,000	1,896,250
International Lease Finance Corp., 8.75%, 2017		2,005,000	2,240,588
International Lease Finance Corp., 7.125%, 2018 (n)		1,969,000	2,096,985
International Lease Finance Corp., 8.25%, 2020		435,000	483,938
Nationstar Mortgage LLC, 10.875%, 2015 (n)		3,835,000	4,007,575
SLM Corp., 8.45%, 2018		720,000	805,003
SLM Corp., 8%, 2020		3,305,000	3,621,133
Springleaf Finance Corp., 6.9%, 2017		3,470,000	3,248,788

			$34,421,873
Food & Beverages - 1.3%
ARAMARK Corp., 8.5%, 2015		$1,070,000	$1,112,800
B&G Foods, Inc., 7.625%, 2018		930,000	995,100
Constellation Brands, Inc., 7.25%, 2016		675,000	744,188
Pinnacle Foods Finance LLC, 9.25%, 2015		2,555,000	2,650,813
Pinnacle Foods Finance LLC, 10.625%, 2017		580,000	623,500
Pinnacle Foods Finance LLC, 8.25%, 2017		430,000	453,113
Sigma Alimentos S.A., 5.625%, 2018 (n)		198,000	203,940
TreeHouse Foods, Inc., 7.75%, 2018		1,190,000	1,271,813

			$8,055,267
Forest & Paper Products - 1.5%
Boise, Inc., 8%, 2020		$1,325,000	$1,394,563
Cascades, Inc., 7.75%, 2017		875,000	905,625
Fibria Overseas Finance, 6.75%, 2021 (n)		231,000	242,550
Georgia-Pacific Corp., 8%, 2024		730,000	900,171
Georgia-Pacific Corp., 7.25%, 2028		405,000	469,092
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,090,425
JSG Funding PLC, 7.75%, 2015		1,365,000	1,392,300
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		155,000	134,850
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,319,074
Tembec Industries, Inc., 11.25%, 2018		$465,000	495,225
Votorantim Participacoes S.A., 6.75%, 2021 (n)		362,000	389,150
Xerium Technologies, Inc., 8.875%, 2018 (z)		1,105,000	1,066,325

			$9,799,350

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 4.2%
American Casinos, Inc., 7.5%, 2021 (n)	$1,435,000	$1,492,400
Boyd Gaming Corp., 7.125%, 2016	1,570,000	1,467,950
Firekeepers Development Authority, 13.875%, 2015 (n)	2,355,000	2,713,549
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	3,510,000	1,755
GWR Operating Partnership LLP, 10.875%, 2017	1,230,000	1,337,625
Harrah’s Operating Co., Inc., 11.25%, 2017	3,015,000	3,320,269
Harrah’s Operating Co., Inc., 10%, 2018	2,161,000	1,934,095
Harrah’s Operating Co., Inc., 10%, 2018	679,000	589,033
Host Hotels & Resorts, Inc., 9%, 2017	1,075,000	1,205,344
MGM Mirage, 10.375%, 2014	260,000	297,050
MGM Resorts International, 11.375%, 2018	2,665,000	3,091,400
MGM Resorts International, 9%, 2020	1,185,000	1,318,313
MTR Gaming Group, Inc., 9%, 2012	970,000	966,726
Penn National Gaming, Inc., 8.75%, 2019	2,310,000	2,546,775
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)	1,035,000	1,078,988
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	600,000	670,500
Station Casinos, Inc., 6.5%, 2014 (d)	3,810,000	381
Station Casinos, Inc., 6.875%, 2016 (d)	6,275,000	628
Station Casinos, Inc., 7.75%, 2016 (d)	821,000	82
Wyndham Worldwide Corp., 7.375%, 2020	830,000	941,128
Wynn Las Vegas LLC, 7.75%, 2020	1,480,000	1,635,400

		$26,609,391
Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016	$900,000	$967,500
Dematic S.A., 8.75%, 2016 (z)	1,410,000	1,424,100
Hillman Group, Inc., 10.875%, 2018	810,000	880,875
Hillman Group, Inc., 10.875%, 2018 (z)	505,000	549,188
Hyva Global B.V., 8.625%, 2016 (n)	711,000	725,220
Mueller Water Products, Inc., 7.375%, 2017	606,000	578,730
Mueller Water Products, Inc., 8.75%, 2020	1,251,000	1,363,590

		$6,489,203
Insurance - 0.7%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$3,495,000	$3,162,972
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,000,000	1,240,000

		$4,402,972
Insurance - Property & Casualty - 1.7%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$3,045,000	$4,027,013
USI Holdings Corp., 9.75%, 2015 (z)	2,765,000	2,737,350
XL Group PLC, 6.5% to 2017, FRN to 2049	4,475,000	4,178,531

		$10,942,894

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 0.6%
Republic of Iceland, 4.875%, 2016 (n)		$1,712,000	$1,723,109
Republic of Ireland, 4.5%, 2020	EUR	825,000	768,400
Republic of Ireland, 5.4%, 2025	EUR	1,785,000	1,672,473

			$4,163,982
Machinery & Tools - 0.9%
Case Corp., 7.25%, 2016		$670,000	$737,000
Case New Holland, Inc., 7.875%, 2017 (n)		2,955,000	3,346,538
RSC Equipment Rental, Inc., 8.25%, 2021		1,465,000	1,512,613

			$5,596,151
Major Banks - 1.5%
Bank of America Corp., 8% to 2018, FRN to 2059		$3,950,000	$4,068,145
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		2,220,000	2,379,618
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		825,000	732,188
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,480,000	2,139,000

			$9,318,951
Medical & Health Technology & Services - 5.5%
Biomet, Inc., 10%, 2017		$1,000,000	$1,090,000
Biomet, Inc., 10.375%, 2017 (p)		700,000	763,000
Biomet, Inc., 11.625%, 2017		1,255,000	1,382,069
CDRT Merger Sub, Inc., 8.125%, 2019 (n)		590,000	590,000
Davita, Inc., 6.375%, 2018		1,470,000	1,501,238
Davita, Inc., 6.625%, 2020		750,000	765,000
Examworks Group, Inc., 9%, 2019 (z)		945,000	973,350
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		1,265,000	1,435,775
HCA, Inc., 9%, 2014		4,680,000	5,077,800
HCA, Inc., 8.5%, 2019		4,320,000	4,762,800
HealthSouth Corp., 8.125%, 2020		2,525,000	2,733,313
Surgical Care Affiliates, Inc., 10%, 2017 (n)		2,815,000	2,885,375
Teleflex, Inc., 6.875%, 2019		920,000	947,600
United Surgical Partners International, Inc., 8.875%, 2017		765,000	795,600
United Surgical Partners International, Inc., 9.25%, 2017 (p)		995,000	1,042,263
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,955,000	2,018,538
Universal Hospital Services, Inc., FRN, 3.778%, 2015		590,000	557,550
Vanguard Health Systems, Inc., 0%, 2016		10,000	6,650
Vanguard Health Systems, Inc., 8%, 2018		1,470,000	1,506,750
VWR Funding, Inc., 10.25%, 2015 (p)		2,529,719	2,662,529
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)		1,385,000	1,433,475

			$34,930,675

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.9%
Arch Coal, Inc., 7%, 2019 (n)	$810,000	$848,475
Arch Coal, Inc., 7.25%, 2020	680,000	711,450
Arch Western Finance LLC, 6.75%, 2013	570,000	573,563
Berau Capital Resources, 12.5%, 2015 (n)	1,224,000	1,435,140
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	167,000	192,676
Cloud Peak Energy, Inc., 8.25%, 2017	1,700,000	1,819,000
Cloud Peak Energy, Inc., 8.5%, 2019	1,495,000	1,616,469
Consol Energy, Inc., 8%, 2017	990,000	1,091,475
Consol Energy, Inc., 8.25%, 2020	660,000	734,250
Novelis, Inc., 8.375%, 2017	855,000	930,881
Novelis, Inc., 8.75%, 2020	435,000	483,938
Southern Copper Corp., 6.75%, 2040	326,000	345,454
Vedanta Resources PLC, 8.25%, 2021 (n)	1,157,000	1,196,107

		$11,978,878
Natural Gas - Distribution - 0.1%
AmeriGas Partners LP, 7.125%, 2016	$553,000	$574,429

Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,655,000	$1,779,125
Crosstex Energy, Inc., 8.875%, 2018	2,130,000	2,316,375
El Paso Corp., 7%, 2017	945,000	1,094,397
El Paso Corp., 7.75%, 2032	670,000	795,783
Energy Transfer Equity LP, 7.5%, 2020	2,425,000	2,594,750
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	870,000	946,125
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	544,000	573,240

		$10,099,795
Network & Telecom - 1.8%
CenturyLink, Inc., 7.6%, 2039	$570,000	$574,764
Cincinnati Bell, Inc., 8.25%, 2017	405,000	411,075
Cincinnati Bell, Inc., 8.75%, 2018	2,505,000	2,398,538
Citizens Communications Co., 9%, 2031	540,000	558,225
Frontier Communications Corp., 8.125%, 2018	2,070,000	2,271,825
Nortel Networks Corp., 10.75%, 2016 (d)	465,000	526,031
Qwest Communications International, Inc., 8%, 2015	605,000	657,938
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,412,400
Windstream Corp., 8.125%, 2018	305,000	326,350
Windstream Corp., 7.75%, 2020	1,280,000	1,356,800
Windstream Corp., 7.75%, 2021	730,000	773,800

		$11,267,746

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 1.6%
Afren PLC, 11.5%, 2016 (n)		$2,000,000	$2,162,600
Edgen Murray Corp., 12.25%, 2015		1,600,000	1,624,000
Expro Finance Luxembourg, 8.5%, 2016 (n)		1,650,000	1,654,125
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		2,025,000	2,106,000
Pioneer Drilling Co., 9.875%, 2018		2,175,000	2,332,688
Unit Corp., 6.625%, 2021		370,000	373,700

			$10,253,113
Oils - 0.7%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$2,229,000	$2,318,160
Petroplus Holdings AG, 9.375%, 2019 (n)		2,160,000	2,176,200

			$4,494,360
Other Banks & Diversified Financials - 2.0%
Alfa Bank, 7.75%, 2021 (n)		$1,709,000	$1,730,363
Banco PanAmericano S.A., 8.5%, 2020 (n)		421,000	469,415
Bancolombia S.A., 5.95%, 2021 (n)		914,000	945,990
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		975,000	1,009,125
Capital One Financial Corp., 10.25%, 2039		1,665,000	1,761,570
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		985,000	1,141,960
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,410,000	1,321,875
Santander UK PLC, 8.963% to 2030, FRN to 2049		3,469,000	3,746,520
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (n)		644,000	624,680

			$12,751,498
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (z)	EUR	670,000	$979,571
Hypermarcas S.A., 6.5%, 2021 (n)		$198,000	199,584

			$1,179,155
Pollution Control - 0.2%
WCA Waste Corp., 7.5%, 2019 (n)		$1,420,000	$1,420,000
Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$322,000	$352,590
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$274,005	$289,760
McClatchy Co., 11.5%, 2017		525,000	555,188
Morris Publishing Group LLC, 10%, 2014		687,815	637,948
Nielsen Finance LLC, 11.5%, 2016		656,000	762,600
Nielsen Finance LLC, 7.75%, 2018 (n)		1,405,000	1,489,300

			$3,734,796

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$750,000	$806,250
Kansas City Southern Railway, 6.125%, 2021 (n)	735,000	751,538

		$1,557,788
Real Estate - 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,205,000	$1,394,788
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	715,000	652,438
Country Garden Holding Co., 11.125%, 2018 (n)	200,000	207,000
Entertainment Properties Trust, REIT, 7.75%, 2020	765,000	856,800
Kennedy Wilson, Inc., 8.75%, 2019 (n)	920,000	920,000
Longfor Properties Co. Ltd., 9.5%, 2016 (n)	247,000	255,028
MPT Operating Partnership, 6.875%, 2021 (n)	1,025,000	1,004,500
Yanlord Land Group Ltd., 10.625%, 2018 (n)	273,000	277,095

		$5,567,649
Retailers - 2.3%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$1,065,000	$1,067,663
J. Crew Group, Inc., 8.125%, 2019 (n)	800,000	774,000
Limited Brands, Inc., 6.9%, 2017	945,000	1,020,600
Limited Brands, Inc., 7%, 2020	875,000	929,688
Limited Brands, Inc., 6.95%, 2033	540,000	499,500
Neiman Marcus Group, Inc., 10.375%, 2015	2,890,000	3,027,275
QVC, Inc., 7.375%, 2020 (n)	1,105,000	1,218,263
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,701,300
Toys “R” Us Property Co. II LLC, 8.5%, 2017	2,260,000	2,418,200
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,642,500
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	725,000	732,250

		$15,031,239
Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$1,660,000	$1,774,125
Michaels Stores, Inc., 7.75%, 2018	1,175,000	1,175,000

		$2,949,125
Telecommunications - Wireless - 4.5%
Clearwire Corp., 12%, 2015 (n)	$4,510,000	$4,605,838
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,066,250
Cricket Communications, Inc., 7.75%, 2020	720,000	714,600
Crown Castle International Corp., 9%, 2015	855,000	936,225
Crown Castle International Corp., 7.125%, 2019	590,000	629,088
Digicel Group Ltd., 12%, 2014 (n)	362,000	418,110
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,622,963
Digicel Group Ltd., 10.5%, 2018 (n)	2,185,000	2,441,738

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 7.875%, 2018	$1,615,000	$1,717,956
Net Servicos de Comunicacao S.A., 7.5%, 2020	722,000	833,910
NII Holdings, Inc., 10%, 2016	1,200,000	1,383,000
NII Holdings, Inc., 8.875%, 2019	1,500,000	1,650,000
NII Holdings, Inc., 7.625%, 2021	495,000	519,750
SBA Communications Corp., 8.25%, 2019	875,000	945,000
Sprint Capital Corp., 6.875%, 2028	1,165,000	1,106,750
Sprint Nextel Corp., 8.375%, 2017	1,625,000	1,775,313
VimpelCom Ltd., 7.748%, 2021 (n)	211,000	217,632
VimpelCom Ltd., 7.504%, 2022 (n)	1,543,000	1,543,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	2,625,000	2,910,469
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,470,000	1,466,325

		$28,503,917
Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$715,000	$752,538

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$721,000	$722,803

Transportation - Services - 2.4%
ACL I Corp., 10.625%, 2016 (p)(z)	$2,000,000	$1,733,833
Aguila American Resources Ltd., 7.875%, 2018 (n)	910,000	919,100
American Petroleum Tankers LLC, 10.25%, 2015	1,165,000	1,205,775
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	1,030,949	1,000,021
Commercial Barge Line Co., 12.5%, 2017	3,010,000	3,363,675
Hertz Corp., 8.875%, 2014	212,000	217,565
Hertz Corp., 7.5%, 2018 (n)	1,045,000	1,078,963
Hertz Corp., 7.375%, 2021 (n)	655,000	669,738
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	420,000	406,350
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,412,550
Navios Maritime Holdings, Inc., 8.875%, 2017	765,000	776,475
Swift Services Holdings, Inc., 10%, 2018	2,270,000	2,443,088

		$15,227,133
Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$1,690,000	$1,825,200
Calpine Corp., 8%, 2016 (n)	1,260,000	1,360,800
Calpine Corp., 7.875%, 2020 (n)	2,310,000	2,437,050
Covanta Holding Corp., 7.25%, 2020	1,200,000	1,302,318
Dynegy Holdings, Inc., 7.5%, 2015	580,000	420,500
Dynegy Holdings, Inc., 7.75%, 2019	3,405,000	2,315,400
Edison Mission Energy, 7%, 2017	2,575,000	1,957,000
EDP Finance B.V., 6%, 2018 (n)	2,365,000	2,109,918

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 2020	$3,035,000	$3,187,187
Energy Future Holdings Corp., 10%, 2020	2,960,000	3,123,226
GenOn Energy, Inc., 9.875%, 2020	3,070,000	3,238,850
NGC Corp. Capital Trust, 8.316%, 2027 (a)	1,975,000	888,750
NRG Energy, Inc., 7.375%, 2017	1,455,000	1,525,931
NRG Energy, Inc., 8.25%, 2020	2,085,000	2,147,550
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,340,000	1,239,500

		$29,079,180
Total Bonds (Identified Cost, $597,823,982)		$594,046,006

Floating Rate Loans (g)(r) - 0.5%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$885,175	$876,320

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.69%, 2014	$518,203	$506,285
Local TV Finance LLC, Term Loan B, 2.19%, 2013	99,592	96,791
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	648,497	651,335

		$1,254,411
Building - 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017	$100,907	$103,576

Gaming & Lodging - 0.2%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$1,037,342	$1,015,942
Total Floating Rate Loans (Identified Cost, $2,949,483)		$3,250,249

Common Stocks - 0.4%
Automotive - 0.1%
Accuride Corp. (a)	34,663	$396,891
Oxford Automotive, Inc. (a)	29	0

		$396,891
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	291	$785,700

Containers - 0.0%
Owens-Illinois, Inc. (a)	12,400	$287,300

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$5,645

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.2%
American Media Operations, Inc. (a)	70,215	$1,107,291

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,422	$137,449
Total Common Stocks (Identified Cost, $6,157,653)		$2,720,276

Convertible Preferred Stocks - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	38,950	$1,799,880

Insurance - 0.2%
MetLife, Inc., 5%	20,710	$1,614,137
Total Convertible Preferred Stocks (Identified Cost, $3,654,336)		$3,414,017

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (n)	870	$790,395
Ally Financial, Inc., “A”, 8.5%	104,467	2,571,978
GMAC Capital Trust I, 8.125%	49,825	1,276,517
Total Preferred Stocks (Identified Cost, $4,725,772)		$4,638,890

	Strike Price	First Exercise

Warrants - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $787,937) (a)	$0.01	7/14/10	409	$1,104,300

Money Market Funds (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	15,691,693	$15,691,693
Total Investments (Identified Cost, $631,790,856)		$624,865,431

Other Assets, Less Liabilities - 2.0%		12,830,105
Net Assets - 100.0%		$637,695,536

20

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $185,123,987, representing 29.0% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$1,968,131	$1,733,833
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	7/21/04-6/21/11	10,979	2,928
American Media, Inc., 13.5%, 2018	12/28/10	278,173	289,760
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,374,917	675,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038	12/20/05	1,136,457	147,739
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	1,284,145	1,292,800
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2018	6/19/08	2,836,293	1,955,609
Capsugel FinanceCo. SCA, 9.875%, 2019	7/20/11-7/22/11	975,119	979,571
Credit Acceptance Corp., 9.125%, 2017	2/28/11	723,775	724,388
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	1,426,642	1,424,100
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	1,243,409	1,259,213
Examworks Group, Inc., 9%, 2019	7/14/11-7/15/11	955,545	973,350
Exopack Holding Corp., 10%, 2018	5/25/11	1,218,188	1,221,075
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03	80,546	76,916
Freescale Semiconductor, Inc., 8.05%, 2020	7/06/11	1,245,150	1,249,300
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,204,631	1,228,670
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	2,575,813	2,465,505
Hillman Group, Inc., 10.875%, 2018	3/11/11	549,935	549,188
iGate Corp., 9%, 2016	7/26/11-7/27/11	632,807	625,000
LBI Media, Inc., 8.5%, 2017	7/18/07	1,403,662	1,109,375

21

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Lawson Software, Inc., 11.5%, 2018	7/21/11-7/26/11	$1,668,977	$1,641,500
Local TV Finance LLC, 9.25%, 2015	11/13/07 -2/16/11	3,117,009	3,162,147
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11	134,075	134,850
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	70,813	75,306
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	429,244	406,350
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	582,742	592,250
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11-7/25/11	640,213	635,938
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11-7/11/11	1,051,358	1,078,988
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	2,788,068	2,737,350
Univision Communications, Inc., 8.5%, 2021	10/18/10-7/06/11	415,518	410,850
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	1,105,000	1,066,325
Ziggo Bond Co. B.V., 8%, 2018	7/21/11-7/22/11	1,048,799	1,028,461
Total Restricted Securities			$32,954,674
% of Net assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

22

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	338,649	10/12/11	$486,647	$485,757	$890

Liability Derivatives
SELL	EUR	Credit Suisse Group	801,195	10/12/11	$1,134,591	$1,149,231	$(14,640)
SELL	EUR	Deutsche Bank AG	465,806	10/12/11	667,451	668,151	(700)
SELL	EUR	UBS AG	5,487,087	10/12/11	7,850,264	7,870,659	(20,395)

							$(35,735)

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$5,027,500	September - 2011	$(118,890)
U.S. Treasury Bond 30 yr (Short)	USD	13	1,665,625	September - 2011	(47,881)

					$(166,771)

At July 31, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $616,099,163)	$609,173,738
Underlying affiliated funds, at cost and value	15,691,693
Total investments, at value (identified cost, $631,790,856)	$624,865,431
Cash	1,737,381
Restricted cash	80,600
Foreign currency, at value (identified cost, $33,060)	25,342
Receivables for
Forward foreign currency exchange contracts	890
Investments sold	8,764,762
Fund shares sold	934,305
Interest and dividends	12,332,804
Other assets	2,272
Total assets	$648,743,787
Liabilities
Payables for
Distributions	$1,025,016
Forward foreign currency exchange contracts	35,735
Daily variation margin on open futures contracts	74,312
Investments purchased	7,495,113
Fund shares reacquired	2,144,342
Payable to affiliates
Investment adviser	8,680
Shareholder servicing costs	209,467
Distribution and service fees	27,278
Payable for independent Trustees’ compensation	5,660
Accrued expenses and other liabilities	22,648
Total liabilities	$11,048,251
Net assets	$637,695,536
Net assets consist of
Paid-in capital	$732,250,612
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,134,783)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(83,336,209)
Accumulated distributions in excess of net investment income	(4,084,084)
Net assets	$637,695,536
Shares of beneficial interest outstanding	98,233,332

24

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$450,454,444	69,393,457	$6.49
Class B	40,420,413	6,211,395	6.51
Class C	95,019,083	14,658,473	6.48
Class I	44,307,081	6,815,133	6.50
Class W	3,030,477	467,216	6.49
Class R1	126,937	19,508	6.51
Class R2	170,265	26,163	6.51
Class R3	809,069	124,616	6.49
Class R4	3,357,767	517,371	6.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.81 [100 / 95.25 x $6.49]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$25,743,577
Dividends	117,795
Dividends from underlying affiliated funds	18,320
Foreign taxes withheld	(5,224)
Total investment income	$25,874,468
Expenses
Management fee	$2,149,738
Distribution and service fees	1,287,137
Shareholder servicing costs	383,034
Administrative services fee	52,731
Independent Trustees’ compensation	11,951
Custodian fee	60,751
Shareholder communications	29,023
Auditing fees	34,428
Legal fees	5,997
Miscellaneous	101,450
Total expenses	$4,116,240
Fees paid indirectly	(198)
Reduction of expenses by investment adviser	(180,160)
Net expenses	$3,935,882
Net investment income	$21,938,586
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$5,816,204
Futures contracts	(302,172)
Foreign currency transactions	(228,834)
Net realized gain (loss) on investments and foreign currency transactions	$5,285,198
Change in unrealized appreciation (depreciation)
Investments	$(4,504,561)
Futures contracts	(303,528)
Translation of assets and liabilities in foreign currencies	57,835
Net unrealized gain (loss) on investments and foreign currency translation	$(4,750,254)
Net realized and unrealized gain (loss) on investments and foreign currency	$534,944
Change in net assets from operations	$22,473,530

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/11 (unaudited)	Year ended 1/31/11
From operations
Net investment income	$21,938,586	$43,732,327
Net realized gain (loss) on investments and foreign currency transactions	5,285,198	14,094,028
Net unrealized gain (loss) on investments and foreign currency translation	(4,750,254)	35,477,247
Change in net assets from operations	$22,473,530	$93,303,602
Distributions declared to shareholders
From net investment income	$(22,816,278)	$(43,382,832)
Change in net assets from fund share transactions	$(23,309,151)	$79,543,303
Total change in net assets	$(23,651,899)	$129,464,073
Net assets
At beginning of period	661,347,435	531,883,362
At end of period (including accumulated distributions in excess of net investment income of $4,084,084 and $3,206,392, respectively)	$637,695,536	$661,347,435

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$6.49		$5.98	$4.42	$6.90		$7.66	$7.40
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.49	$0.57		$0.58	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.51	1.59	(2.46)		(0.70)	0.28
Total from investment operations	$0.23		$0.98	$2.08	$(1.89)		$(0.12)	$0.84
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.51)	$(0.59)		$(0.59)	$(0.58)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.05)	—
From tax return of capital	—		—	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.52)	$(0.59)		$(0.64)	$(0.58)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$6.49		$6.49	$5.98	$4.42		$6.90	$7.66
Total return (%) (r)(s)(t)(x)	3.54	(n)	17.06	49.74	(28.79)		(1.88)	11.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.16	1.24		1.19	1.27
Expenses after expense reductions (f)	1.05	(a)	1.02	0.93	0.85		0.85	0.85
Net investment income	6.77	(a)	7.64	9.36	9.54		7.70	7.53
Portfolio turnover	35		68	61	72		79	85
Net assets at end of period (000 omitted)	$450,454		$474,643	$369,073	$276,917		$458,651	$488,673
See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class B			2011	2010	2009		2008	2007

Net asset value, beginning of period	$6.51		$5.99	$4.43	$6.92		$7.68	$7.42
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.45	$0.53		$0.53	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.52	1.59	(2.47)		(0.70)	0.28
Total from investment operations	$0.20		$0.95	$2.04	$(1.94)		$(0.17)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.47)	$(0.55)		$(0.54)	$(0.54)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.05)	—
From tax return of capital	—		—	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.48)	$(0.55)		$(0.59)	$(0.54)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$6.51		$6.51	$5.99	$4.43		$6.92	$7.68
Total return (%) (r)(s)(t)(x)	3.16	(n)	16.37	48.59	(29.31)		(2.49)	11.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.88	1.90	1.89		1.84	1.92
Expenses after expense reductions (f)	1.80	(a)	1.77	1.68	1.50		1.50	1.50
Net investment income	6.02	(a)	6.92	8.64	8.82		7.03	6.91
Portfolio turnover	35		68	61	72		79	85
Net assets at end of period (000 omitted)	$40,420		$46,297	$51,506	$42,757		$90,330	$124,393

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class C			2011	2010	2009		2008	2007

Net asset value, beginning of period	$6.48		$5.97	$4.41	$6.89		$7.64	$7.38
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.45	$0.53		$0.53	$0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.50	1.59	(2.46)		(0.69)	0.28
Total from investment operations	$0.20		$0.93	$2.04	$(1.93)		$(0.16)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.47)	$(0.55)		$(0.54)	$(0.53)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.05)	—
From tax return of capital	—		—	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.48)	$(0.55)		$(0.59)	$(0.53)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$6.48		$6.48	$5.97	$4.41		$6.89	$7.64
Total return (%) (r)(s)(t)(x)	3.16	(n)	16.22	48.77	(29.32)		(2.40)	11.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.88	1.90	1.90		1.84	1.92
Expenses after expense reductions (f)	1.80	(a)	1.77	1.68	1.50		1.50	1.50
Net investment income	6.05	(a)	6.94	8.52	8.94		7.05	6.90
Portfolio turnover	35		68	61	72		79	85
Net assets at end of period (000 omitted)	$95,019		$96,519	$89,930	$55,001		$92,947	$103,873

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class I			2011	2010	2009		2008	2007

Net asset value, beginning of period	$6.50		$5.99	$4.43	$6.92		$7.68	$7.42
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.48	$0.50	$0.60		$0.60	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.52	1.60	(2.48)		(0.69)	0.28
Total from investment operations	$0.24		$1.00	$2.10	$(1.88)		$(0.09)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.49)	$(0.53)	$(0.61)		$(0.62)	$(0.61)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.05)	—
From tax return of capital	—		—	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.24)		$(0.49)	$(0.54)	$(0.61)		$(0.67)	$(0.61)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—		$—	$0.00 (w)
Net asset value, end of period	$6.50		$6.50	$5.99	$4.43		$6.92	$7.68
Total return (%) (r)(s)(x)	3.67	(n)	17.33	50.02	(28.57)		(1.51)	12.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	0.90	0.89		0.84	0.92
Expenses after expense reductions (f)	0.80	(a)	0.78	0.68	0.50		0.50	0.50
Net investment income	6.99	(a)	7.76	9.45	9.81		8.01	7.89
Portfolio turnover	35		68	61	72		79	85
Net assets at end of period (000 omitted)	$44,307		$38,266	$20,317	$11,581		$35,372	$56,243

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class W			2011	2010	2009 (i)

Net asset value, beginning of period	$6.49		$5.97	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.48	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.53	1.60	(2.47)
Total from investment operations	$0.23		$1.00	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.52)	$(0.41)
From tax return of capital	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.48)	$(0.53)	$(0.41)
Net asset value, end of period	$6.49		$6.49	$5.97	$4.42
Total return (%) (r)(s)(x)	3.62	(n)	17.43	49.72	(30.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.95	0.98	1.02	(a)
Expenses after expense reductions (f)	0.90	(a)	0.88	0.78	0.59	(a)
Net investment income	6.82	(a)	7.45	9.02	10.81	(a)
Portfolio turnover	35		68	61	72
Net assets at end of period (000 omitted)	$3,030		$1,734	$364	$129

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$6.51		$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.45	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.00	(w)	0.51	1.59	(2.48)
Total from investment operations	$0.20		$0.94	$2.04	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.47)	$(0.38)
From tax return of capital	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.48)	$(0.38)
Net asset value, end of period	$6.51		$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)	3.16	(n)	16.36	48.59	(31.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.88	1.90	1.92	(a)
Expenses after expense reductions (f)	1.80	(a)	1.77	1.68	1.50	(a)
Net investment income	6.01	(a)	6.90	8.53	9.60	(a)
Portfolio turnover	35		68	61	72
Net assets at end of period (000 omitted)	$127		$126	$107	$71

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$6.51		$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.46	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.52	1.60	(2.48)
Total from investment operations	$0.22		$0.98	$2.07	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.50)	$(0.40)
From tax return of capital	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.22)		$(0.46)	$(0.51)	$(0.40)
Net asset value, end of period	$6.51		$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)	3.41	(n)	16.94	49.30	(31.05	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.37	1.40	1.42	(a)
Expenses after expense reductions (f)	1.30	(a)	1.27	1.18	1.00	(a)
Net investment income	6.50	(a)	7.37	9.03	10.11	(a)
Portfolio turnover	35		68	61	72
Net assets at end of period (000 omitted)	$170		$162	$114	$69

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$6.49		$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.49	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.51	1.59	(2.43)
Total from investment operations	$0.23		$0.98	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.51)	$(0.41)
From tax return of capital	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.52)	$(0.41)
Net asset value, end of period	$6.49		$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)	3.54	(n)	17.06	49.75	(30.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.13	1.17	1.17	(a)
Expenses after expense reductions (f)	1.05	(a)	1.03	0.92	0.74	(a)
Net investment income	6.73	(a)	7.60	9.91	10.25	(a)
Portfolio turnover	35		68	61	72
Net assets at end of period (000 omitted)	$809		$560	$352	$587

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/11 (unaudited)		Years ended 1/31
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$6.49		$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.50	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.53	1.59	(2.47)
Total from investment operations	$0.24		$1.00	$2.09	$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.49)	$(0.52)	$(0.42)
From tax return of capital	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.49)	$(0.53)	$(0.42)
Net asset value, end of period	$6.49		$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)	3.67	(n)	17.35	50.11	(30.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.85	0.90	0.92	(a)
Expenses after expense reductions (f)	0.80	(a)	0.79	0.68	0.50	(a)
Net investment income	7.02	(a)	7.40	9.49	10.64	(a)
Portfolio turnover	35		68	61	72
Net assets at end of period (000 omitted)	$3,358		$3,040	$122	$69

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term

37

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset

38

Notes to Financial Statements (unaudited) – continued

value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,952,348	$2,817,844	$1,107,291	$11,877,483
Non-U.S. Sovereign Debt	—	25,805,030	—	25,805,030
Corporate Bonds	—	450,031,910	—	450,031,910
Commercial Mortgage-Backed Securities	—	11,379,380	—	11,379,380
Asset-Backed Securities (including CDOs)	—	2,858,277	—	2,858,277
Foreign Bonds	—	103,971,409	—	103,971,409
Floating Rate Loans	—	3,250,249	—	3,250,249
Mutual Funds	15,691,693	—	—	15,691,693
Total Investments	$23,644,041	$600,114,099	$1,107,291	$624,865,431

39

Notes to Financial Statements (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(166,771)	$—	$—	$(166,771)
Forward Foreign Currency Exchange Contracts	—	(34,845)	—	(34,845)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 1/31/11	$0	$0	$0
Realized gain (loss)	—	(2,809,835)	(2,809,835)
Change in unrealized appreciation (depreciation)	—	2,809,835	2,809,835
Transfers into level 3	1,107,291	—	1,107,291
Balance as of 7/31/11	$1,107,291	$—	$1,107,291

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period

40

Notes to Financial Statements (unaudited) – continued

end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(166,771)
Foreign Exchange	Forward Foreign Currency Exchange	890	(35,735)
Total		$890	$(202,506)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(302,172)	$—	$—
Foreign Exchange	—	(261,949)	—
Equity	—	—	(115,912)
Total	$(302,172)	$(261,949)	$(115,912)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(303,528)	$—	$—
Foreign Exchange	—	59,946	—
Equity	—	—	124,701
Total	$(303,528)	$59,946	$124,701

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives

41

Notes to Financial Statements (unaudited) – continued

Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the

42

Notes to Financial Statements (unaudited) – continued

exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund

43

Notes to Financial Statements (unaudited) – continued

may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income

44

Notes to Financial Statements (unaudited) – continued

in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

45

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/11
Ordinary income (including any short-term capital gains)	$43,382,832

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11
Cost of investments	$635,424,610
Gross appreciation	25,918,100
Gross depreciation	(36,477,279)
Net unrealized appreciation (depreciation)	$(10,559,179)

As of 1/31/11
Undistributed ordinary income	1,693,077
Capital loss carryforwards	(85,206,324)
Other temporary differences	(4,875,190)
Net unrealized appreciation (depreciation)	(5,823,891)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/17	$(39,675,228)
1/31/18	(45,531,096)
Total	$(85,206,324)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions

46

Notes to Financial Statements (unaudited) – continued

declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/11	Year ended 1/31/11
Class A	$16,623,530	$31,428,094
Class B	1,355,439	3,291,256
Class C	3,008,620	6,367,530
Class I	1,590,349	2,181,512
Class W	91,266	43,537
Class R1	3,966	7,874
Class R2	5,693	9,488
Class R3	22,521	33,257
Class R4	114,894	20,284
Total	$22,816,278	$43,382,832

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual fund operating expenses do not exceed following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.05%	1.80%	1.80%	0.80%	0.90%	1.80%	1.30%	1.05%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2012. For the six months ended July 31, 2011, this reduction amounted to $178,303 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $53,489 for the six months ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the

47

Notes to Financial Statements (unaudited) – continued

distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$590,489
Class B	0.75%	0.25%	1.00%	1.00%	215,329
Class C	0.75%	0.25%	1.00%	1.00%	478,186
Class W	0.10%	—	0.10%	0.10%	1,282
Class R1	0.75%	0.25%	1.00%	1.00%	631
Class R2	0.25%	0.25%	0.50%	0.50%	420
Class R3	—	0.25%	0.25%	0.25%	800
Total Distribution and Service Fees					$1,287,137

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2011, were as follows:

Amount
Class A	$506
Class B	22,740
Class C	5,307

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2011, the fee was $107,210, which equated to 0.0324% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $275,824.

48

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2011 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $268 and is included in independent Trustees’ compensation for the six months ended July 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $5,633 at July 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the

49

Notes to Financial Statements (unaudited) – continued

Agreements. For the six months ended July 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,351 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,857, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $219,014,095 and $227,374,688, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/11		Year ended 1/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,309,746	$100,040,491	35,186,975	$217,112,280
Class B	519,196	3,396,032	1,376,540	8,529,714
Class C	1,207,417	7,881,206	2,740,370	16,884,141
Class I	2,330,728	15,255,290	5,446,958	33,624,656
Class W	260,890	1,704,184	233,830	1,483,372
Class R1	—	—	340	2,100
Class R2	1,215	7,956	5,129	32,636
Class R3	36,039	235,732	32,057	196,696
Class R4	140,302	918,765	475,323	3,061,827
	19,805,533	$129,439,656	45,497,522	$280,927,422

50

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/11		Year ended 1/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,909,427	$12,477,465	3,463,180	$21,470,263
Class B	129,329	847,361	291,956	1,810,249
Class C	255,206	1,664,705	544,567	3,447,460
Class I	125,830	823,701	190,173	1,202,417
Class W	12,919	84,347	6,402	40,409
Class R1	605	3,963	1,268	7,874
Class R2	868	5,682	1,526	9,488
Class R3	3,450	22,521	5,352	33,257
Class R4	17,590	114,888	2,650	16,861
	2,455,224	$16,044,633	4,507,074	$28,038,278
Shares reacquired
Class A	(20,962,432)	$(136,351,868)	(27,264,381)	$(168,614,473)
Class B	(1,552,942)	(10,163,787)	(3,147,151)	(19,434,922)
Class C	(1,699,007)	(11,080,412)	(3,461,997)	(21,413,686)
Class I	(1,527,658)	(9,984,986)	(3,142,507)	(19,497,520)
Class W	(73,955)	(485,212)	(33,762)	(205,470)
Class R1	(392)	(2,571)	(171)	(1,068)
Class R2	(815)	(5,269)	(748)	(4,573)
Class R3	(1,203)	(7,815)	(9,928)	(61,965)
Class R4	(109,068)	(711,520)	(29,760)	(188,720)
	(25,927,472)	$(168,793,440)	(37,090,405)	$(229,422,397)
Net change
Class A	(3,743,259)	$(23,833,912)	11,385,774	$69,968,070
Class B	(904,417)	(5,920,394)	(1,478,655)	(9,094,959)
Class C	(236,384)	(1,534,501)	(177,060)	(1,082,085)
Class I	928,900	6,094,005	2,494,624	15,329,553
Class W	199,854	1,303,319	206,470	1,318,311
Class R1	213	1,392	1,437	8,906
Class R2	1,268	8,369	5,907	37,551
Class R3	38,286	250,438	27,481	167,988
Class R4	48,824	322,133	448,213	2,889,968
	(3,666,715)	$(23,309,151)	12,914,191	$79,543,303

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee,

51

Notes to Financial Statements (unaudited) – continued

based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2011, the fund’s commitment fee and interest expense were $3,049 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,564,492	112,443,583	(125,316,382)	15,691,693

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,320	$15,691,693

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

53

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

54

Board Review of Investment Advisory Agreement – continued

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of a portfolio manager in 2011. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

56

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

57

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

58

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

59

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

60

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	Maria F. DiOrioDwyer
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Maria F. DiOrioDwyer
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	John M. Corcoran
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.